SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 34

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 34

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 North State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices)

Registrant's Telephone Number - (360) 594-9900

Nicholas Kaiser, President
1300 North State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[X ] Immediately upon filing pursuant to paragraph (b)
[ ] on _________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on _________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on _________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment is the annual update to Saturna Investment Trust's Registration Statement. It contains material reviewed under 485(a) on Post-Effective Amendment 33, filed January 29, 2010. A graphical PDF version of this filing is available at http://www.saturna.com/red.noindex/.

PART A

PROSPECTUS

Sextant Mutual Funds

Prospectus March 30, 2010

Please read this Prospectus and keep it for future reference. It is designed to provide important information and to help investors decide if the Fund's goals match their own.

Neither the Securities and Exchange Commission nor any state securities authority has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Growth	International	Core	Short-Term Bond	Bond Income
SSGFX	SSIFX	SCORX	STBFX	SBIFX

Table of Contents:

Sextant Growth Fund

SSGFX

Investment Objective

Long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

Shareowner Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load) on redemptions	None
Maximum sales charge (load) on reinvested dividends	None
Redemption fee (as a percentage of shares held less than 90 calendar days)	2%
Exchange fee	None
Maximum account fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (varies with performance)	0.74%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.34%

Expenses Example

The example below is intended to help investors compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in the Growth Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

1 year	3 years	5 years	10 years
$136	$425	$734	$1,613

Portfolio Turnover Rate

During the most recent fiscal year, the Growth Fund's portfolio turnover rate was 7% of the average value of its portfolio. When consistent with best execution, the Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital.

Principal Investment Strategies

The Growth Fund seeks capital growth by investing in common stocks of U.S. companies. The Growth Fund diversifies its investments across industries and companies, and generally follows a value investment style. The Growth Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Growth Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size.

Principal Risks of Investing

The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the industries and companies in which the Fund invests.

The Growth Fund may invest in smaller companies, which involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

Performance

The following bar chart and table indicate the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.

Sextant Growth Fund

SSGFX

Annual Total Return

Best Quarter	Q1 2000	20.1%
Worst Quarter	Q1 2001	-23.8%

Average Annual Total Returns for periods ended December 31, 2009
	1 Year	5 Years	10 Years
Return before taxes	22.38%	3.28%	2.82%
Return after taxes on distributions	22.37%	3.16%	2.62%
Return after taxes on distributions and sale of Fund shares	14.55%	2.81%	2.33%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

Investment Adviser

Saturna Capital Corporation is Sextant Growth Fund's investment adviser.

Portfolio Manager

Since 1989, Mr. Nicholas Kaiser, chairman of Saturna Capital Corporation, has been the person primarily responsible for the day-to-day management of the Growth Fund.

Purchase and Sale of Shares

A $1,000 minimum applies to initial purchases ($100 under a group or retirement plan); a $25 minimum applies to subsequent purchases.

Shareowners may redeem all or part of their investment on any business day by several methods:

Written request

Write: Sextant Mutual Funds
Box N
Bellingham, WA 98227-0596
Or Fax: 360/734-0755

Telephone request

Call: 888/732-6262 or 360/734-9900

Check writing

Shareowners may redeem by writing checks for amounts of $500 or more.

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Growth Fund through a broker-dealer or other financial intermediary (such as a bank or investment adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your broker-dealer or other financial intermediary's website for more information.

Sextant International Fund

SSIFX

Investment Objective

Long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.

Shareowner Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load) on redemptions	None
Maximum sales charge (load) on reinvested dividends	None
Redemption fee (as a percentage of shares held less than 90 calendar days)	2%
Exchange fee	None
Maximum account fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (varies with performance)	0.69%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.14%

Expenses Example

The example below is intended to help investors compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in the International Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

Portfolio Turnover Rate

During the most recent fiscal year, the International Fund's portfolio turnover rate was 2% of the average value of its portfolio. When consistent with best execution, the Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital.

Principal Investment Strategies

The International Fund diversifies its investments among many countries, favoring those with mature markets (such as Europe and Canada). The Fund invests at least 65% of its assets in companies with their headquarters and major assets and earnings outside the U.S. The International Fund diversifies its investments across industries, companies, and countries. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. There is no restriction on the size of companies in which the Fund invests, but it favors larger and more establish firms.

Principal Risks of Investing

The value of International Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

The International Fund involves risks not typically associated with investing in U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. Investing in smaller companies may involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.

Performance

The following bar chart and table indicate the risks of investing in the International Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.

Sextant International Fund

SSIFX

Annual Total Return

Best Quarter	Q4 2003	20.3%
Worst Quarter	Q3 2002	-25.1%

Average Annual Total Returns for periods ended December 31, 2009
	1 Year	5 Years	10 Years
Return before taxes	23.49%	8.43%	4.85%
Return after taxes on distributions	23.45%	8.29%	4.54%
Return after taxes on distributions and sale of Fund shares	15.32%	7.31%	4.01%
NYSE Arca International Market Index (reflects no deduction for fees, expenses or taxes)	22.34%	5.05%	0.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

Investment Adviser

Saturna Capital Corporation is Sextant International Fund's investment adviser.

Portfolio Manager

Since 1995, Mr. Nicholas Kaiser, chairman of Saturna Capital Corporation, has been the person primarily responsible for the day-to-day management of the International Fund.

Purchase and Sale of Shares

A $1,000 minimum applies to initial purchases ($100 under a group or retirement plan); a $25 minimum applies to subsequent purchases.

Shareowners may redeem all or part of their investment on any business day by several methods:

Written request

Write: Sextant Mutual Funds
Box N
Bellingham, WA 98227-0596
Or Fax: 360/734-0755

Telephone request

Call: 888/732-6262 or 360/734-9900

Check writing

Shareowners may redeem by writing checks for amounts of $500 or more.

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the International Fund through a broker-dealer or other financial intermediary (such as a bank or investment adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your broker-dealer or other financial intermediary's website for more information.

Sextant Core Fund

SCORX

Investment Objective

Long-term appreciation and capital preservation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Fund.

Shareowner Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load) on redemptions	None
Maximum sales charge (load) on reinvested dividends	None
Redemption fee (as a percentage of shares held less than 90 calendar days)	2%
Exchange fee	None
Maximum account fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (varies with performance)	0.86%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.78%

Expenses Example

The example below is intended to help investors compare the cost of investing in the Core Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in the Core Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

1 year	3 years	5 years	10 years
$181	$560	$964	$2,095

Portfolio Turnover Rate

During the most recent fiscal year, the Core Fund's portfolio turnover rate was 40% of the average value of its portfolio. When consistent with best execution, the Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital.

Principal Investment Strategies

The Core Fund invests in a mix of equity and debt securities. It normally invests 40% of its assets in equity securities of U.S. companies, 20% in foreign equity securities, 25% in investment-grade debt securities with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash. The Core Fund follows a value investment style, favoring income-producing securities of larger, more seasoned companies.

Principal Risks of Investing

The value of Core Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

The Fund involves the risks of both equity and debt investing, although it seeks to mitigate these risks through a widely diversified portfolio that includes domestic stocks, foreign stocks, short and long-term bonds, and money market instruments. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged. International investing involves risks not normally associated with U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price.

Performance

The following bar chart and table indicate the risks of investing in the Core Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Sextant Core Fund

SCORX

Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.

Annual Total Return

Best Quarter	Q2 2009	9.8%
Worst Quarter	Q4 2008	-9.2%

Average Annual Total Returns for periods ended December 31, 2009
	1 Year	5 Years	10 Years
Return before taxes	19.60%	N/A	N/A
Return after taxes on distributions	19.19%	N/A	N/A
Return after taxes on distributions and sale of Fund shares	12.87%	N/A	N/A
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	24.26%	3.93%	4.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

Investment Adviser

Saturna Capital Corporation is Sextant Core Fund's investment adviser.

Portfolio Manager

Since 2008, Mr. Peter Nielsen, senior investment analyst of Saturna Capital Corporation, has been the person primarily responsible for the day-to-day management of the Core Fund.

Purchase and Sale of Shares

A $1,000 minimum applies to initial purchases ($100 under a group or retirement plan); a $25 minimum applies to subsequent purchases.

Shareowners may redeem all or part of their investment on any business day by several methods:

Written request

Write: Sextant Mutual Funds
Box N
Bellingham, WA 98227-0596
Or Fax: 360/734-0755

Telephone request

Call: 888/732-6262 or 360/734-9900

Check writing

Shareowners may redeem by writing checks for amounts of $500 or more.

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Core Fund through a broker-dealer or other financial intermediary (such as a bank or investment adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your broker-dealer or other financial intermediary's website for more information.

Sextant Short-Term Bond Fund

STBFX

Investment Objective

Capital preservation and current income.

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.

Shareowner Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load) on redemptions	None
Maximum sales charge (load) on reinvested dividends	None
Redemption fee (as a percentage of shares held less than 90 calendar days)	2%
Exchange fee	None
Maximum account fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (varies with performance)	0.73%
Distribution (12b-1) Fee	0.25%
Other Expense	0.51%
Total Annual Fund Operating Expenses	1.49%
Fee Waiver and Expense Reimbursement	0.74%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement¹	0.75%

¹ The adviser has committed through March 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75% The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

Expenses Example

The example below is intended to help investors compare the cost of investing in the Short-Term Bond Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in the Short-Term Bond Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

1 year	3 years	5 years	10 years
$152	$471	$813	$1,779

Portfolio Turnover Rate

During the most recent fiscal year, the Short-Term Bond Fund's portfolio turnover rate was 28% of the average value of its portfolio. The Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital.

Principal Investment Strategies

The Short-Term Bond Fund invests at least 80% of its assets in short-term bonds. Under normal circumstances the Fund's dollar-weighted average maturity does not exceed three years. The Short-Term Bond Fund invests at least 65% of assets in bonds rated within the three highest grades (AAA, AA or A); and may not invest in a bond rated at time of purchase below the fourth highest grade (BBB).

Principal Risks of Investing

The value of Short-Term Bond Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the industries and companies in which the Fund invests.

The risks inherent in the Short-Term Bond Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities, such as those held by the Short-Term Bond Fund. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Performance

The following bar chart and table indicate the risks of investing in the Short-Term Bond Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future. Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.

Sextant Short-Term Bond Fund

STBFX

Annual Total Return

Best Quarter	Q3 2001	3.7%
Worst Quarter	Q2 2004	-1.1%

Average Annual Total Returns for periods ended December 31, 2009
	1 Year	5 Years	10 Years
Return before taxes	6.43%	3.83%	4.52%
Return after taxes on distributions	5.23%	2.58%	2.95%
Return after taxes on distributions and sale of Fund shares	4.14%	2.42%	2.61%
Citigroup Government/Corporate 1-3 Index (reflects no deduction for fees, expenses or taxes)	3.80%	4.35%	4.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

Investment Adviser

Saturna Capital Corporation is Sextant Short-Term Bond Fund's investment adviser.

Portfolio Manager

Since 1995, Mr. Phelps McIlvaine, vice president of Saturna Capital, has been the person primarily responsible for the day-to-day management of the Short-Term Bond Fund.

Purchase and Sale of Shares

A $1,000 minimum applies to initial purchases ($100 under a group or retirement plan); a $25 minimum applies to subsequent purchases.

Shareowners may redeem all or part of their investment on any business day by several methods:

Written request

Write: Sextant Mutual Funds
Box N
Bellingham, WA 98227-0596
Or Fax: 360/734-0755

Telephone request

Call: 888/732-6262 or 360/734-9900

Check writing

Shareowners may redeem by writing checks for amounts of $500 or more.

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Short-Term Bond Fund through a broker-dealer or other financial intermediary (such as a bank or investment adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your broker-dealer or other financial intermediary's website for more information.

Sextant Bond Income Fund

SBIFX

Investment Objective

Current income.

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Bond Income Fund.

Shareowner Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load) on redemptions	None
Maximum sales charge (load) on reinvested dividends	None
Redemption fee (as a percentage of shares held less than 90 calendar days)	2%
Exchange fee	None
Maximum account fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (varies with performance)	0.74%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.71%
Total Annual Fund Operating Expenses	1.70%
Fee Waiver and Expense Reimbursement	0.81%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement¹	0.89%

¹ The adviser has committed through March 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.90% The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

Expenses Example

The example below is intended to help investors compare the cost of investing in the Bond Income Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in the Bond Income Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

1 year	3 years	5 years	10 years
$173	$536	$923	$2,009

Portfolio Turnover Rate

During the most recent fiscal year, the Bond Income Fund's portfolio turnover rate was 38% of the average value of its portfolio. The Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital.

Principal Investment Strategies

The Bond Income Fund invests at least 80% of its assets in bonds. Under normal circumstances the Fund maintains a dollar-weighted average maturity of ten years or more. The Fund invests at least 65% of assets in bonds rated within the three highest grades (AAA, AA or A); and may not invest in a bond rated at time of purchase below the fourth highest grade (BBB).

Principal Risks of Investing

The value of Bond Income Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the industries and companies in which the Fund invests.

The risks inherent in the Bond Income Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Bond Income Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Performance

The following bar chart and table indicate the risks of investing in the Bond Income Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future. Performance data current to the most recent month-end and quarter-end are available on www.sextantmutualfunds.com.

Sextant Bond Income Fund

SBIFX

Annual Total Return

Best Quarter	Q3 2002	5.9%
Worst Quarter	Q2 2004	-3.6%

Average Annual Total Returns for periods ended December 31, 2009
	1 Year	5 Years	10 Years
Return before taxes	9.52%	3.59%	5.80%
Return after taxes on distributions	7.82%	1.96%	3.89%
Return after taxes on distributions and sale of Fund shares	6.11%	1.90%	3.40%
Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes)	5.06%	5.22%	6.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

Investment Adviser

Saturna Capital Corporation is Sextant Bond Income Fund's investment adviser.

Portfolio Manager

Since 1995, Mr. Phelps McIlvaine, vice president of Saturna Capital, has been the person primarily responsible for the day-to-day management of the Bond Income Fund.

Purchase and Sale of Shares

A $1,000 minimum applies to initial purchases ($100 under a group or retirement plan); a $25 minimum applies to subsequent purchases.

Shareowners may redeem all or part of their investment on any business day by several methods:

Written request

Write: Sextant Mutual Funds
Box N
Bellingham, WA 98227-0596
Or Fax: 360/734-0755

Telephone request

Call: 888/732-6262 or 360/734-9900

Check writing

Shareowners may redeem by writing checks for amounts of $500 or more.

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Bond Income Fund through a broker-dealer or other financial intermediary (such as a bank or investment adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your broker-dealer or other financial intermediary's website for more information.

Investment Objectives

The Growth Fund seeks long-term capital growth.

The International Fund seeks long-term capital growth.

The Core Fund seeks long-term appreciation and capital preservation.

The Short-Term Bond Fund seeks capital preservation and current income.

The Bond Income Fund seeks current income.

There can be no guarantee that the particular investment objectives of a Fund will be realized.

Investment Strategies

The Sextant Funds provide basic elements to build a low-expense, balanced investment program. The Growth Fund and International Fund invest primarily in stocks, the Short-Term Bond Fund and Bond Income Fund invest in bonds, and the Core Fund invests in both stocks and bonds. All Sextant Funds seek tax-efficiency for their shareowners and reduced trading expenses through low portfolio turnover.

Sextant Funds stock investments emphasize a value approach to investing. The adviser looks for securities it believes offer favorable possibilities for capital appreciation over the next one to four years. In selecting equities, the adviser considers factors such as growth in revenues and earnings, relative price to earnings and price to book value ratios, industry position and outlook, and its assessment of management.

Sextant Funds bond investments include:

  Corporate bonds, meaning marketable bonds payable in U.S. dollars, rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A, or Baa) or by Standard & Poor's Corporation (AAA, AA, A or BBB);
  U.S. Government securities;
  High quality commercial paper; and
  Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

Sextant Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Temporary defensive positions that are inconsistent with a Fund's principal investment strategies may protect principal in adverse market conditions, but could reduce returns if security prices are increasing. Taking a temporary defensive position may keep a Fund from obtaining its investment objective.

Growth Fund

The Growth Fund invests in a diversified portfolio of U.S. common stocks. It may invest in securities of smaller or newer companies as well as well-seasoned companies of any size.

International Fund

The International Fund invests in a diversified portfolio of foreign equities, including American Depository Receipts for foreign stocks. The Fund diversifies its investments geographically and by type of securities based on the adviser's evaluation of economic, market, and political trends outside the U.S. The Fund ordinarily invests in securities of at least three countries outside the U.S.

Core Fund

The Core Fund invests in a mix of common stocks and other equity securities, plus bonds and other debt securities including short-term (money market) instruments. Under normal circumstances, the Core Fund invests approximately 40% of its assets in equities of U.S. companies, 20% in foreign equities including American Depository Receipts, 25% in investment-grade debt securities (those rated BBB or higher, including U.S. Government and convertible bonds) with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash.

Short-Term Bond Fund

The Short-Term Bond Fund invests at least 80% of its assets in short-term bond securities, under normal circumstances. Its dollar-weighted average effective maturity (the sum of the market value of each bond multiplied by its number of years to anticipated maturity, divided by the portfolio's total market value) normally does not exceed three years. Because of the short maturities, it has limited credit risk and interest rate risk.

Bond Income Fund

The Bond Income Fund invests at least 80% of its assets in bond securities generating current income, under normal circumstances. Its dollar-weighted average effective maturity normally exceeds 10 years. Because of its longer average portfolio maturity, the Bond Income Fund may decline substantially should interest rates increase. It also has greater credit risk than the Short-Term Bond Fund.

Risks

Growth and Core Funds

Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.

Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.

International and Core Funds

Investing in foreign securities or instruments involves risks not typically associated with investing in U.S. securities. These include fluctuations in exchange rates of foreign currencies; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, brokers; and a lack of uniform accounting, auditing, and financial reporting standards. There is also a risk of adverse political, social or diplomatic developments that could affect investments.

Core Fund

The Core Fund has the risks of growth stocks, foreign securities, credit, and interest rates — but these risks are mitigated by spreading its investments in both stocks and bonds, and by favoring income-producing securities and those of larger, more seasoned companies.

Short-Term Bond, Bond Income and Core Funds

Bonds entail credit risk, because the issuers of the bonds and other debt securities held by a Fund may not be able to make interest or principal payments when due. Even if these issuers are able make interest and principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the debt, leading to greater volatility in the price of the security. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Interest rate fluctuations affect bond prices and a Fund's net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, a Fund's yield also varies. Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

Investment Information

Shareowners receive a financial report showing the investment returns, portfolios, income, and expenses of each Fund every six months. The audited financial statements of each Fund for the year ending November 30, 2009, included in the Funds' Annual Report, is available upon request. Investors may obtain current share prices daily by calling 888/732-6262, on electronic quotation systems (symbols: SSGFX, SSIFX, SCORX, STBFX, SBIFX), and at www.sextantmutualfunds.com. This prospectus, financial reports, performance information, month-end portfolio holdings, proxy voting records, and other useful information is also available without charge at www.sextantmutualfunds.com. Portfolio holdings are provided each month-end online (see the Statement of Additional Information for a description of portfolio disclosure policies).

Investment Adviser

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the Investment Adviser and Administrator for the Funds. Saturna Capital's wholly-owned subsidiary, Saturna Brokerage Services, Inc., is a discount brokerage firm and acts as distributor. Founded in 1989, Saturna Capital Corporation is also the adviser to Amana Mutual Funds Trust and to private accounts. Saturna has approximately $2.7 billion in assets under management (as of December 31, 2009).

Mr. Nicholas Kaiser, MBA, CFA, is chairman, director, and controlling shareowner of Saturna Capital Corporation. He has been the manager of the Growth Fund and the International Fund since 1995. Mr. Phelps McIlvaine has been vice president and director of Saturna Capital since 1994 and manager of Bond Income and Short-Term Bond Funds since 1995. Mr. McIlvaine also manages Idaho Tax-Exempt Fund, another series of the Trust. Mr. J. Peter Nielsen, MBA, CFA, joined Saturna Capital in 2007 and was appointed portfolio manager for the Core Fund in 2008. From 2006 to 2007, he was an associate portfolio manager at BC Investment Management Corporation. From 2004 to 2006 he was employed at Aquilini Investment Corporation as Division Finance Manager. Additional information about the portfolio managers, other accounts they manage, and their Fund ownership and compensation, is provided in the Statement of Additional Information.

A discussion regarding the basis for the Board of Trustee's approval of the Funds' advisory contracts through September 2010 is available in the Annual Report to shareowners, available from the Fund on request and at
www.sextantmutualfunds.com.

Advisory Fee

Each of the Sextant Funds monthly pays the adviser an Advisory and Administrative Services Fee (the "Base Fee"). The Base Fee covers certain administrative services such as portfolio accounting, shareowner and financial reporting, shareowner servicing and transfer agency services. The Base Fee is also compensation for portfolio management, advice and recommendations on securities to be purchased, held or sold. The Base Fee is computed at the annual rate of 0.60% of average daily net assets of each Fund, and is paid monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to its Morningstar-specified benchmark.

Performance adjustment for Sextant Growth Fund, Sextant International Fund and Sextant Core Fund:

  For each month in which any of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% based on the Fund's average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

Performance adjustment for Sextant Bond Income Fund and Sextant Short-Term Bond Fund:

  For each month in which either of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% based on the Fund's average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

The Sextant Funds are assigned by Morningstar into appropriate categories, which are the benchmarks used for the computation:

Sextant Growth	Large Growth
Sextant International	Foreign Large Blend
Sextant Core	Moderate-Allocation Domestic Hybrid
Sextant Short-Term Bond	Short-Term Bond
Sextant Bond Income	Intermediate-Term Bond

For the fiscal year ended November 30, 2009, the aggregate advisory fee paid (after performance adjustments and fee waivers) was 0.74%, 0.69%, 0.86%, -0.01%, and -0.07% of average net assets for Growth, International, Core, Short-Term Bond, and Bond Income Funds, respectively.

Capital Stock

Each Fund of Saturna Investment Trust is divided into shares of beneficial interest. The shares of each separate Fund of the Trust have equal voting rights. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote. All shares are fully paid, non-assessable, transferable, and with rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such purposes as electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. All dividends and distributions for each Fund shall be distributed to shareowners in proportion to the number of shares owned.

The Trust is organized as a "series" investment company. Each Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that Fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses and liabilities.

Pricing of Fund Shares

Each Fund computes its price per share each business day by dividing the value of all of its securities and other assets, less liabilities, by the number of shares outstanding. The Funds compute their daily prices as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time). The Funds' shares are not priced on the days when the New York Stock Exchange is closed (weekends and national holidays).

The price applicable to purchases or redemptions of shares of each Fund is the price next computed after receipt of a purchase or redemption order. Securities traded on a national securities exchange (or reported by NASDAQ) and Over the Counter Securities are valued at the last reported sales price on the day of valuation. Securities for which there are no sales are valued at latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service, using a matrix. This matrix considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity and market conditions.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close of many foreign markets and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

If a Fund's portfolio contains securities for which there are no readily available market quotations, those securities are valued under procedures determined by the Board ("Fair

Value"). Fair value pricing may result in a value that is different from a security's most recent closing price and prices used by other mutual funds to calculate their net asset values.

Purchase and Sale of Fund Shares

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, street address, date of birth, and other information that will allow us to identify you. For most accounts, we will ask for a photocopy of your driver's license or other identifying documents.

You may open an account and purchase shares by sending a completed application and a photocopy of a government issued identity document and a check for $1,000 or more ($100 under a group or retirement plan) payable to the Fund of your choice. The Funds do not accept initial orders unaccompanied by payment nor by telephone. The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption order by the Fund's transfer agent (Saturna Capital). There are no sales charges or loads. The Funds may reject purchases for any reason, including excessive trading or anti-money laundering regulations which limit acceptance of third-party checks and money orders.

Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire. After authorization, you may enter purchase orders online at www.sextantmutualfunds.com.

Shareowners may authorize the use of electronic funds transfer (via the Automated Clearing House system ["ACH"]) to purchase or redeem shares by completing the appropriate section of the application. The authorization must be received at least two weeks before ACH can be used. To use ACH to purchase or redeem shares, simply call Saturna Capital. Investors also may wire money to purchase shares, though the wiring bank typically charges a fee for this service. Be sure Saturna Capital is notified when you are wiring money.

Each time shares are purchased or redeemed, a confirmation is mailed and/or emailed to you showing the details of the transaction. Share balances are computed in full and fractional shares, expressed to three decimal places.

Neither the Funds, nor Saturna Capital, will be responsible or liable for any transaction for which it did not receive instructions or payment in good order.

The Funds offer several optional plans and services, including free Individual Retirement Accounts. Other free services offered by the Funds include an automatic investment plan, a systematic withdrawal plan, online access to account information, Health Savings Accounts, Education Savings Accounts, and the right to exchange your shares without charge for any other no-load mutual fund for which Saturna Capital is the investment adviser. Free materials describing these plans and applications may be obtained by visiting www.saturna.com or by calling toll free 800/SATURNA.

Shareowners may redeem all or part of their investment on any business day of the Funds. The Funds pay redemptions in U.S. dollars, and the amount per share you receive is the price next determined after receipt of a redemption request. The amount paid depends on the value of the investments of that Fund at that day and may be more or less than the cost of the shares being redeemed.

The Funds normally pay proceeds of redemptions within three days after a proper instruction is received. To allow time for the clearing of funds used to purchase shares being redeemed, payment for redeemed shares may be restricted for up to 14 calendar days.

There are several methods you may choose to redeem shares:

Written request

Write: Sextant Mutual Funds
Box N
Bellingham, WA 98227-0596

Or Fax: 360/734-0755

You may redeem shares by a written request and choose one of the following options for the proceeds:

  Redemption check (no minimum).
  Federal funds wire ($5,000 minimum). A wire fee of $25 will be charged to your account ($35 for international wires). International wires may require additional information such as payee description and the purpose of the wire.

Note: signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank, trust company, or by a member of a national securities exchange.

Prevailing rates apply to expedited courier service for redemption checks. Delivery times cannot be guaranteed by the Funds.

Telephone request

Call: 888/732-6262 or 360/734-9900

Unless notified in advance that you do not want this privilege, you may redeem shares by a telephone request and choose one of the following options for the proceeds:

  Redemption check (no minimum) sent to registered owner(s). Note: Redemption checks sent to other than registered owners may require a written request with a signature guarantee.
  ACH transfer ($100 minimum) with proceeds transferred to your bank account as designated by the ACH authorization on your application. The transfer agent must receive the ACH authorization at least two weeks before ACH transfer can be used.
  Exchange (in at least the minimum established by the Fund being purchased) for shares of any other Fund for which Saturna Capital is adviser. If the exchange is your initial investment into this Fund, the new account will automatically have the same registration as your original account.

For telephone requests, the Funds will endeavor to confirm that instructions are genuine and may be liable for losses if they do not. The caller must provide:

  the name of the person making the request,
  the name and address of the registered owner(s),
  the account number,
  the amount to be withdrawn, and
  the method for payment of the proceeds.

As the transfer agent, Saturna may also require a form of personal identification. Neither Saturna nor the Funds will be responsible for the results of transactions they reasonably believe genuine.

Check writing

Shareowners may also redeem by writing checks for amounts of $500 or more. Upon request, a Fund provides a small book of blank checks for a $10 fee, which may then be used to write checks to any payee. Checks are redeemed at the share price next determined after receipt by the transfer agent. To use this feature, request the Check Writing Privilege on the application. Although you may use checks sent to you by the Funds for any payment, for legal reasons we cannot honor any other kind of check. If you use any other type of check, it will be returned unpaid.

The Sextant Funds reserve the right to modify the conditions of purchases, redemptions, and services at any time; to freeze any account and suspend account services when: a Fund believes that there may exist a dispute between the registered or beneficial account owners; a Fund believes that a transaction may be fraudulent; in cases of abusive or threatening conduct or suspected illegal activity; or if a Fund is unable to verify the identity of the person(s) or entity opening an account.

Distributions

Each Fund intends to distribute its net investment income and net realized capital gains, if any, to its shareowners. Distributions from capital gains (which may be taxable at different rates depending on the length of time a Fund holds its assets) are paid at the end of November. Growth Fund, International Fund, and Core Fund pay income dividends at the end of November. Short-Term Bond and Bond Income Funds pay income dividends daily, which are reinvested or distributed monthly. As a result of their investment strategies, Short-Term Bond and Bond Income Funds expect that their dividends will consist primarily of ordinary income.

Both dividends and capital gains distributions are automatically reinvested in additional full and fractional shares of the Fund owned. At your option, you may receive dividends or capital gain distributions in cash. You are notified of each dividend and capital gains distribution when paid. Returned dividend payments will be automatically redeposited into your account and invested in shares of the Fund; future dividends in such accounts will continue to be redeposited until the shareowner is located or the account is liquidated.

Tax Information

Dividends are subject to various income taxes, whether they are paid in cash or reinvested in additional Fund shares, depending on the type of dividend, the type of your account, and your city, state, and country of tax residence. Income dividends paid by the Growth and International Funds, and part of the income dividends paid by the Core Fund, will normally be eligible for the lower "qualified income dividend" tax rates.

Any redemption, including exchanges and checks written by shareowners, constitutes a sale for federal income tax purposes, and investors may realize a capital gain or loss on the redemption.

At the end of each calendar year, shareowners receive an annual statement, which should be retained for tax accounting. Saturna Capital keeps each account's entire investment transaction history, and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.

Each January, the transfer agent reports to each shareowner (consolidated by taxpayer ID) and to the IRS the amount of each redemption transaction and the amount of dividends and capital gains distributions. Dividend amounts represent the proportionate share the shareowner is to report on a tax return for the year. Capital gains may be taxed at different rates, depending on the length of time the Fund held its investments. Fund dividends and capital gain distributions, whether paid in cash or invested in additional shares of the Fund, may be subject to federal, state and local income taxes.

To avoid being subject to federal backup withholding tax on dividends and distributions, you must furnish your correct Social Security or Tax Identification Number.

Shareowners who are not U.S. taxpayers may be subject to a foreign withholding tax under tax treaty provisions applicable to foreign investors. Capital gain distributions paid by the Funds are not subject to foreign withholding.

Frequent Trading Policy

The Funds are intended for long-term investment and do not permit rapid trading. They have adopted a Frequent Trading Policy that attempts to identify and limit rapid trading. Rapid trading may lead to higher portfolio turnover, which may negatively affect performance or increase costs, thereby adversely affecting other shareowners.

To the extent reasonably practicable, the Funds monitor trading in Fund shares in an effort to identify trading patterns that appear to indicate frequent purchases and redemptions that might violate the Frequent Trading Policy. If the Funds, the transfer agent, or a Fund's manager, based on information available to it, believes that it has identified a pattern of such trading (whether directly, through the Fund, indirectly through an intermediary, or otherwise), it may, in its sole discretion, temporarily or permanently bar future purchases of shares of the Fund (or any other fund managed by the adviser) by the account holder, or any accounts under common control (such as those advised by an investment manager or any other type of adviser or asset allocator).

In making such a judgment, factors considered may include the size of the trades, the frequency and pattern of trades, the methods used to communicate orders, and other factors considered relevant.

Although this process involves judgments that are inherently subjective, the Funds seek to make decisions that are consistent with the interests of the Funds' shareowners. The Funds reserve the right to refuse or revoke any purchase order for any reason the Fund, the transfer agent, or a Fund's manager believes to be contrary to the Frequent Trading Policy.

Shares held less than 90 calendar days will be assessed a 2% early redemption fee (payable to the Fund).

The Funds often receive orders through financial intermediaries who trade Fund shares through omnibus accounts (i.e., a single account in which the transactions of individual shareowners are combined). When possible, the Funds obtain contractual agreements with intermediaries to enforce the Funds' redemption policies, and rely on the intermediaries to have reasonable procedures in place to detect and prevent market timing of Fund shares. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy or that should incur the 2% redemption fee, through intermediaries or omnibus accounts. Some intermediaries trade shares of several funds and cannot always enforce the Funds' policies.

If you purchase shares through an intermediary, the Funds may not have your account information. If so, you must contact your intermediary to perform Fund transactions. Investors should be aware that intermediaries might have policies different than the Funds' policies regarding trading and redemptions, and these may be in addition to or in place of the Funds' policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator or other intermediary.

Exemptions

The Funds may exempt certain transactions from the 2% redemption fee. These exemptions include:

  Emergency situations (such as death or disability)
  Retirement plan situations (such as required minimum distributions)
  Reinvestment of dividends or distributions
  Involuntary distributions (such as those required by employer decisions such as termination or plan restructuring)
  Systematic withdrawal plans

The Funds' Statement of Additional Information contains further details including a list of exemptions.

Distribution Plan

The Funds have distribution plans under Rule 12b-1 that allow each Fund to pay distribution and other fees for the sale of shares and services provided to shareowners. Under the plan, each Fund pays 0.25% annually of its average daily net assets to the distributor. Because these fees are paid out of a Fund's net assets on an on-going basis, over time these fees may increase the cost of your investment and may cost you more than paying other types of sales charges.

Shares may be purchased and sold through intermediaries, such as broker-dealers and retirement plan administrators, having agreements with the Funds. These intermediaries may charge investors, and/or require the adviser/distributor to the Funds to share revenues, for their services. Any such payments are in addition to any distribution and service fees paid out of the Funds' 12b-1 plan and could be characterized as "revenue sharing." An intermediary's receipt or expectation of receipt could influence an intermediary's recommendation of the Funds. You should review your intermediary's compensation practices for that information. For more information, see the Funds' Statement of Additional Information.

Financial Highlights

The following tables can help you understand each Fund's financial performance. The top section reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait, Weller & Baker LLP, the independent registered public accounting firm for the Funds, audited this information. Their report and each Fund's financial statements are in the Funds' annual report (available free upon request from the Funds at www.sextantmutualfunds.com or by calling 800/ SATURNA).

Sextant Growth Fund (SSGFX)

Financial Highlights	For Year Ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2009	2008	2007	2006	2005
Net asset value at beginning of year	$13.45	$19.99	$18.66	$17.11	$14.20
Income from investment operations
Net investment income (loss)	(0.04)	0.04	0.01	(0.02)	(0.02)
Net gains (losses) on securities (both realized and unrealized)	2.59	(6.55)	1.80	1.74	2.96
Total from investment operations	2.55	(6.51)	1.81	1.72	2.94
Less distributions
Dividends (from net investment income)	(0.00)²	(0.03)	(0.01)	-	(0.00)²
Distributions (from capital gains)	-	(0.00)²	(0.47)	(0.17)	(0.03)
Total distributions	(0.00)²	(0.03)	(0.48)	(0.17)	(0.03)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	0.00²

Net asset value at end of year	$16.00	$13.45	$19.99	$18.66	$17.11

Total return	18.98%	(32.58)%	9.74%	10.06%	20.76%

Ratios / supplemental data
Net assets ($000), end of year	$21,534	$12,157	$15,996	$13,728	$9,006
Ratio of expenses to average net assets
Before custodian fee credits	1.34%	1.25%	1.32%	1.25%	1.28%
After custodian fee credits	1.34%	1.24%	1.30%	1.21%	1.24%
Ratio of net investment income (loss) after custodian fee credits to average net assets	(0.25)%	0.20%	0.09%	(0.12)%	(0.17)%
Portfolio turnover rate	7%	2%	3%	11%	4%
¹Early redemption fee adopted March 29, 2005	²Amount is less than $0.01

Sextant International Fund (SSIFX)

Financial Highlights	For Year Ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2009	2008	2007	2006	2005
Net asset value at beginning of year	$11.32	$16.11	$13.56	$11.22	$9.40
Income from investment operations
Net investment income	0.02	0.03	0.04	0.11	0.05
Net gains (losses) on securities (both realized and unrealized)	2.72	(4.79)	2.93	2.34	1.83
Total from investment operations	2.74	(4.76)	2.97	2.45	1.88
Less distributions
Dividends (from net investment income)	(0.03)	(0.03)	(0.03)	(0.11)	(0.06)
Distributions (from capital gains)	-	-	(0.39)	-	-
Total distributions	(0.03)	(0.03)	(0.42)	(0.11)	(0.06)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	0.00²

Net asset value at end of year	$14.03	$11.32	$16.11	$13.56	$11.22

Total return	24.22%	(29.56)%	21.90%	21.85%	19.95%

Ratios / supplemental data
Net assets ($000), end of year	$95,885	$21,497	$13,854	$9,266	$3,671
Ratio of expenses to average net assets
Before custodian fee credits	1.14%	1.43%	1.50%	1.09%	1.36%
After custodian fee credits	1.13%	1.42%	1.47%	1.02%	1.25%
Ratio of net investment income after custodian fee credits to average net assets	0.27%	0.40%	0.30%	0.94%	0.52%
Portfolio turnover rate	2%	10%	8%	9%	5%
¹Early redemption fee adopted March 29, 2005	²Amount is less than $0.01

Sextant Core Fund (SCORX)

Financial Highlights	Year ended Nov. 30,		Period ended
Selected data per share of outstanding capital stock throughout each year:	2009	2008	Nov. 30, 2007¹
Net asset value at beginning of year	$7.97	$10.67	$10.00
Income from investment operations
Net investment income	0.13	0.19	0.12
Net gain (loss) on securities (both realized and unrealized)	1.61	(2.70)	0.69
Total from investment operations	1.74	(2.51)	0.81
Less distributions
Dividends (from net investment income)	(0.13)	(0.19)	(0.12)
Distribution in excess (from net investment income)	-	-	(0.02)
Return of capital	-	0.00²	-
Total distributions	(0.13)	(0.19)	(0.14)
Paid-in capital from early redemption fees	-	-	0.00²

Net asset value at end of year	$9.58	$7.97	$10.67

Total return	21.81%	(23.52)%	8.12%³

Ratios / supplemental data
Net assets ($000), end of year	$4,171	$3,082	$3,907
Ratio of expenses to average net assets
Before custodian fee credits	1.78%	1.54%	1.35%[4]
After custodian fee credits	1.78%	1.53%	1.21%[4]
Ratio of net investment income after custodian fee credits to average net assets	1.57%	1.89%	2.08%[4]
Portfolio turnover rate	40%	16%	7%³
¹Fund commenced operations March 30, 2007 ²Amount is less than $0.01 ³ Since inception March 30, 2007; not annualized [4]Annualized

Sextant Short-Term Bond Fund (STBFX)

Financial Highlights	For year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2009	2008	2007	2006	2005
Net asset value at beginning of year	$4.84	$4.99	$4.90	$4.85	$4.97
Income from investment operations
Net investment income	0.16	0.18	0.17	0.16	0.17
Net gain (loss) on securities (both realized and unrealized)	0.26	(0.15)	0.09	0.05	(0.12)
Total from investment operations	0.42	0.03	0.26	0.21	0.05
Less distributions
Dividends (from net investment income)	(0.16)	(0.18)	(0.17)	(0.16)	(0.17)
Total distributions	(0.16)	(0.18)	(0.17)	(0.16)	(0.17)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	0.00²

Net asset value at end of year	$5.10	$4.84	$4.99	$4.90	$4.85

Total return	8.87%	0.66%	5.51%	4.41%	0.96%

Ratios / supplemental data
Net assets ($000), end of year	$4,070	$3,024	$2,995	$2,937	$2,557
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	1.49%	1.60%	1.58%	1.39%	1.23%
After fee waivers and custodian fee credits	0.75%	0.75%	0.75%	0.57%	0.59%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	3.26%	3.70%	3.54%	3.41%	3.35%
Portfolio turnover rate	28%	22%	28%	41%	33%
¹Early redemption fee adopted March 29, 2005	²Amount is less than $0.01

Sextant Bond Income Fund (SBIFX)

Financial Highlights	For year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2009	2008	2007	2006	2005
Net asset value at beginning of year	$4.46	$4.91	$4.92	$4.92	$5.06
Income from investment operations
Net investment income	0.21	0.22	0.22	0.22	0.21
Net gain (loss) on securities (both realized and unrealized)	0.50	(0.45)	(0.01)	0.00²	(0.14)
Total from investment operations	0.71	(0.23)	0.21	0.22	0.07
Less distributions
Dividends (from net investment income)	(0.21)	(0.22)	(0.22)	(0.22)	(0.21)
Total distributions	(0.21)	(0.22)	(0.22)	(0.22)	(0.21)
Paid-in capital from early redemption fees¹	-	0.00²	0.00²	0.00²	0.00²

Net asset value at end of year	$4.96	$4.46	$4.91	$4.92	$4.92

Total return	16.33%	(4.80)%	4.53%	4.73%	1.40%

Ratios / supplemental data
Net assets ($000), end of year	$3,951	$3,306	$3,412	$3,384	$3,050
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	1.70%	1.45%	1.38%	1.27%	0.97%
After fee waivers and custodian fee credits	0.89%	0.91%	0.90%	0.90%	0.94%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	4.46%	4.68%	4.64%	4.64%	4.26%
Portfolio turnover rate	38%	9%	22%	36%	4%
¹Early redemption fee adopted March 29, 2005	²Amount is less than $0.01

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Additional information about each Fund's investments is available in the Funds' annual and semi-annual shareowner reports. The Funds' annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. A Statement of Additional Information contains additional information and is incorporated in this Prospectus by reference. To request a free copy of the Statement of Additional Information, any reports or other information associated with the Sextant Funds, and to make shareowner inquiries, please contact us at:

Saturna Capital Corporation
1300 N. State St., Bellingham, WA 98225
800/SATURNA [800-728-8762]
www.saturna.com
www.sextantmutualfunds.com

The Statement of Additional Information, the Annual and Semi-Annual Reports, this Prospectus and other documents are available to download from our website, www.sextantmutualfunds.com and/or from your financial intermediary.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington DC (call 202-551-8090 for information). Reports and other information about the Funds are also available on the SEC's EDGAR database (www.sec.gov) and copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-1520 or sending email to publicinfo@sec.gov.

The Sextant Funds are series of Saturna Investment Trust.

Saturna Capital (logo omitted)
1300 N. State Street
Bellingham, WA 98225
800/SATURNA
www.saturna.com

Saturna Investment Trust's Investment Company Act file number is 811-05071.

Idaho Tax-Exempt Fund

Prospectus

March 30, 2010

Ticker Symbol: NITEX

Please read this Prospectus and keep it for future reference. It is designed to provide important information and to help investors decide if the Fund's goals match their own.

Neither the Securities and Exchange Commission nor any state securities authority has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents:

Idaho Tax-Exempt Fund

NITEX

Investment Objective

Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum, and Idaho state income taxes, with a secondary objective of capital preservation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareowner Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load) on redemptions	None
Maximum sales charge (load) on reinvested dividends	None
Redemption fee (as a percentage of shares held less than 90 calendar days)	2%
Exchange fee	None
Maximum account fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.35%
Annual Fund Operating Expenses	0.85%

Expenses Example

The example below is intended to help investors compare the cost of investing in Idaho Tax-Exempt Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in the Idaho Tax-Exempt Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

Portfolio Turnover Rate

During the most recent fiscal year, the Idaho Tax-Exempt Fund's portfolio turnover rate was 3% of the average value of its portfolio. The Fund buys and sells securities through Saturna Brokerage Services, Inc. (SBS), a wholly-owned subsidiary of Saturna Capital.

Principal Investment Strategies

Idaho Tax-Exempt Fund invests in debt securities issued by the State of Idaho and its political subdivisions. These municipal bonds, notes and commercial paper may be in various forms, including general obligation bonds, revenue bonds, mortgage bonds, certificates of participation, local improvement district bonds, and refunding bonds.

At time of purchase, a bond must be rated "A" or equivalent by a national bond rating agency. The Fund may also invest in non-rated bonds if they are of equivalent quality in the opinion of the adviser. Factors used in bond evaluations include such information as the bond district's financial position, population size, employment trends, economic activity and diversification. The portfolio's dollar-weighted average effective maturity is expected to range between 6 and 15 years. Under normal circumstances, at least 80% of assets are invested in debt securities generating income exempt from both federal and Idaho income tax.

Principal Risks of Investing

The value of Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the industries and municipalities in which the Fund invests.

Idaho Tax-Exempt Fund risks depend primarily on the terms and quality of the obligations in the Fund's portfolio, as well as on market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities.

The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk. If a security held by the Fund defaults on payment of interest or principal, the Fund's income, ability to preserve capital, and liquidity would all be adversely affected.

Fund investments are susceptible to factors adversely affecting Idaho, such as political, economic and financial trends unique to this relatively small state. Investing only in Idaho bonds means that the Fund's investments are more concentrated than other mutual funds, and relatively few bond price changes may lead to underperformance compared to investments selected in greater number and/or from a wider universe.

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Idaho Tax-Exempt Fund

NITEX

The Fund is vulnerable to income tax rate changes, either at the Idaho or federal level, since part of municipal securities' value is derived from the recipient's ability to exclude interest payments from taxation.

Performance

The following bar chart and table indicate the risks of investing in the Idaho Tax-Exempt Fund by showing performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.idahotaxexemptfund.com.

Annual Total Return

Best Quarter	Q1 2009	4.8%
Worst Quarter	Q3 2008	-4.0%

Average Annual Total Returns for periods ended December 31, 2009
	1 Year	5 Years	10 Years
Return before taxes	10.03%	3.60%	4.73%
Return after taxes on distributions	10.03%	3.58%	4.72%
Return after taxes on distributions and sale of Fund shares	7.63%	3.28%	4.03%
S&P Idaho Municipal Index (reflects no deduction for fees, expenses or taxes)	18.77%	4.48%	6.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

Investment Adviser

Saturna Capital Corporation is Idaho Tax-Exempt Fund's investment adviser.

Portfolio Manager

Since 1995, Mr. Phelps McIlvaine, vice president of Saturna Capital Corporation, has been the person primarily responsible for the day-to-day management of the Idaho Tax-Exempt Fund.

Purchase and Sale of Shares

A $1,000 minimum applies to initial purchases ($100 under a group or retirement plan); a $25 minimum applies to subsequent purchases.

Shareowners may redeem all or part of their investment on any business day by several methods:

Written request

Write: Idaho Tax-Exempt Fund
Box N
Bellingham, WA 98227-0596

Or Fax: 360/734-0755

Telephone request

Call: 888/732-6262 or 360/734-9900

Check writing

Shareowners may redeem by writing checks for amounts of $500 or more.

Tax Information

Dividends paid from investments in Idaho bonds are not subject to federal or Idaho state income taxes, including the federal alternative minimum income tax. Any ordinary income dividends or capital gain distributions you receive from the Fund may be subject to federal, state and local income taxes.

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Idaho Tax-Exempt Fund

NITEX

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Idaho Tax-Exempt Fund through a broker-dealer or other financial intermediary (such as a bank or investment adviser), the adviser or other companies related to the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your broker-dealer or other financial intermediary's website for more information.

5

Investment Objectives

Idaho Tax-Exempt Fund seeks to provide income dividends free from Federal income, Federal alternative minimum and Idaho state income taxes. Preservation of capital is a secondary objective.

Investment Strategies

Under normal circumstances, at least 80% of assets are invested in debt securities generating income exempt from both federal and Idaho income tax.

The Fund requires that at time of purchase a bond be rated at least "A" or equivalent by a national bond rating agency (Standard and Poor's, Moody's Investor's Services, or equivalent), or, if non-rated, to be of equivalent quality in the opinion of the adviser.

Up to 60% of total assets of the Fund can be invested in non-rated bonds. The adviser will purchase only those non-rated bonds that it believes are liquid and can be sold at the value consistent with that used for net asset value purposes.

Risks

The risks inherent in the Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on market conditions. Interest rate fluctuations affect the Fund's net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, the Fund's yield also varies.

Because the Fund concentrates its investments primarily in Idaho municipal securities, its investments are susceptible to factors adversely affecting Idaho. These factors include economic and financial trends, as well as political conditions in Idaho and its political subdivisions. Investing only in Idaho bonds means the Fund is less diversified than some other types of mutual funds. Concentration in a small area or a small number of security issues may lead to underperformance compared to investments selected in greater number and/or from a wider universe.

The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk. If a security held by the Fund defaults on payment of interest or principal, the Fund's income, ability to preserve capital, and liquidity would all be adversely affected.

Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

The Fund is vulnerable to tax rate changes, either at the Idaho or Federal level, since part of municipal securities' value is derived from the recipient's ability to exclude interest payments from taxation. Should this exclusion be reduced, the market for municipal securities, and consequently the Fund's share value, may be adversely affected.

Please refer to the Fund's Statement of Additional Information for further details about the risks of investing in the Fund.

Investment Adviser

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the investment adviser and administrator for the Fund. Saturna Capital's wholly-owned subsidiary, Saturna Brokerage Services, Inc., is a discount brokerage firm and acts as distributor. Founded in 1989, Saturna Capital Corporation is also the adviser to Amana Mutual Funds Trust and to private accounts. Saturna has approximately $2.7 billion in assets under management (as of December 31, 2009).

The Fund pays a monthly advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets between $250 million and $1 billion, and 0.30% of assets in excess of $1 billion. For the fiscal year ended November 30, 2009, the aggregate advisory fee paid was 0.49% of average net assets. A discussion regarding the basis for the Board's approval of the Fund's advisory contract through September 2010 is available in the Annual Report to shareholders, available from the Fund on request.

Phelps McIlvaine, vice president of Saturna Capital since 1994, has been the manager of the Idaho Tax-Exempt Fund since 1995. He also manages the Sextant Short-Term Bond Fund and the Sextant Bond Income Fund, other series of the Trust. Additional information about the portfolio manager, other accounts he manages, his Fund ownership, and compensation, is provided in the Statement of Additional Information.

Investment Information

Shareowners receive a financial report showing the investment returns, portfolios, income and expenses of the Fund every six months. A copy of the audited financial statements of the Fund for the period ending November 30, 2009, in the Fund's Annual Report, is available on request. Investors may obtain current share prices daily by calling 888/732-6262, on electronic quotation systems (symbol: NITEX), and at www.idahotaxexemptfund.com. This prospectus, financial reports, performance information, month-end portfolio holdings, and other useful information is also available at www.idahotaxexemptfund.com.

6

A description of Fund policies and procedures with respect to the disclosures of Fund portfolio securities is available in the SAI and on the website.

Capital Stock

Each Fund of Saturna Investment Trust is divided into shares of beneficial interest. The shares of each separate Fund of the Trust have equal voting rights. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote. All shares are fully paid, non-assessable, transferable and with rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such purposes as electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. All dividends and distributions for each Fund shall be distributed to shareowners in proportion to the number of shares owned.

The Trust is organized as a "series" investment company. Each Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that Fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses and liabilities.

Pricing of Fund Shares

The Fund computes its net asset value per share each business day by dividing (i) the value of all of its securities and other assets, less liabilities, by (ii) the number of shares outstanding. The Fund computes its daily price as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) using market prices. The Fund's shares are not priced on the days when the New York Stock Exchange is closed (weekends and national holidays). The net asset value applicable to purchases or redemptions of shares of the Fund is the net asset value next computed after receipt of a purchase or redemption order.

The Fund's securities are valued using bid-side valuations provided by an independent service, using a matrix. The matrix considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, rating, trading activity and market conditions. In the absence of a price from the service, securities are valued at their fair values determined in good faith under procedures adopted by the Board. Fair value pricing or evaluations provided by a pricing service may result in a value that is different from a security's most recent closing price and prices used by other mutual funds to calculate their net asset values.

Purchase and Sale of Fund Shares

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, street address, date of birth, and other information that will allow us to identify you. For most accounts, we will ask for a photocopy of your driver's license or other identifying documents.

You may open an account and purchase shares by sending a completed application and a check for $1,000 or more payable to the Fund. The Fund does not accept initial orders unaccompanied by payment. The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption order by the Fund's transfer agent (Saturna Capital), authorized sub transfer agent or retirement plan administrator, or selling broker-dealer. There are no sales charges or loads. The Fund may reject purchases for any reason, including excessive trading or anti-money laundering regulations which limit acceptance of third-party checks and money orders.

Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire. After authorization, you may purchase shares online at www.idahotaxexemptfund.com.

Shareowners may authorize the use of electronic funds transfer (via the Automated Clearing House system ["ACH"]) to purchase or redeem shares by completing the appropriate section of the application. The authorization must be received at least two weeks before ACH can be used. To use ACH to purchase or redeem shares, simply call Saturna Capital. Investors also may wire money to purchase shares, though the wiring bank typically charges a fee for this service. Be sure Saturna Capital is notified when you are wiring money.

Each time shares are purchased or redeemed, a confirmation is mailed and/or emailed to you showing the details of the transaction as well as the current number and value of shares held. Share balances are computed in full and fractional shares, expressed to three decimal places.

Neither the Fund, nor Saturna Capital, will be responsible or liable for any transaction for which it did not receive instructions or payment in good order.

The Fund offers several optional plans and services, including an automatic investment plan, a systematic withdrawal plan, online access to account information and the right to exchange your shares without charge for any other no-load mutual fund for which Saturna Capital is the investment adviser. Free materials describing these plans and applications may be obtained from

7

Saturna Capital by visiting www.saturna.com or by calling toll free 800/SATURNA.

Shareowners may redeem all or part of their investment on any business day of the Fund. The Fund pays redemptions in U.S. dollars, and the amount per share received is the price next determined after receipt of a redemption request. The amount paid depends on the value of the investments of the Fund at that day and may be more or less than the cost of the shares being redeemed.

The Fund normally pays proceeds of redemptions within three days after a proper instruction is received. To allow time for the clearing of funds used to purchase shares being redeemed, payment for shares redeemed may be restricted for up to 14 calendar days.

There are several methods you may choose to redeem shares:

Written request

Write: Idaho Tax-Exempt Fund
Box N
Bellingham WA 98227-0596

Or Fax: 360 / 734-0755

You may redeem shares by a written request and choose one of the following options for the proceeds:

  Redemption check (no minimum).
  Federal funds wire ($5000 minimum). A wire fee of $25 will be charged to your account ($35 for international wires). International wires may require additional information such as the purpose of the wire.

Note: Signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank or trust company or by a member of a national securities exchange.

Prevailing rates apply to expedited courier service for redemption checks. Delivery times cannot be guaranteed by the Funds.

Telephone request

Call: 800 / 728-8762 or 360 / 734-9900

Unless you notify us to the contrary in advance, you may redeem shares by a telephone request and choose one of the following options for the proceeds:

  Redemption check (no minimum) sent to registered owner(s). Note: Redemption checks sent to other than registered owners may require a written request.
  ACH transfer ($100 minimum) with proceeds transferred to your bank account as designated by the ACH authorization on your application. The transfer agent must receive the ACH authorization at least two weeks before ACH transfer can be used.
  Exchange (in at least the minimum established by the Fund being purchased) for shares of any other Fund for which Saturna Capital is adviser. If the exchange is your initial investment into this Fund, the new account will automatically have the same registration as your original account.

For telephone requests, the Fund will endeavor to confirm that instructions are genuine and may be liable for losses if they do not. The caller must provide:

  the name of the person making the request,
  the name and address of the registered owner(s),
  the account number,
  the amount to be withdrawn, and
  the method for payment of the proceeds.

As transfer agent, Saturna may also require a form of personal identification. Neither the transfer agent nor the Fund will be responsible for the results of transactions they reasonably believe genuine.

Check writing

Shareowners may also redeem by writing checks for amounts of $500 or more. Upon request, the Fund provides a small book of blank checks for a $10 fee, which may then be used to write checks to any payee. Checks are redeemed at the share price next determined after receipt by the transfer agent. To use this feature, request the Check Writing Privilege on the Application. Although you may use checks sent to you by the Fund for any payment, for legal reasons we cannot honor any other kind of check. If you use any other type of check, it will be returned unpaid.

The Idaho Tax-Exempt Fund reserves the right to modify the conditions of purchases, redemptions, and services at any time; to freeze any account and suspend account services when: the Fund believes that there may exist a dispute between the registered or beneficial account owners; the Fund believes that a transaction may be fraudulent; in cases of abusive or threatening conduct or suspected illegal activity; or if the Fund is unable to verify the identity of the person(s) or entity opening an account.

Distributions

The Fund intends to distribute its net investment income and net realized capital gains, if any, to its shareowners. The Fund accounts for its distributions as either taxable capital gains (originating from net realized gains on portfolio transactions), or taxable income (originating from dividends, taxable interest and certain other types of gains) or tax-exempt income (originating from interest on municipal bonds). Income dividends are paid daily and reinvested or distributed monthly. Distributions from capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets) are paid at the end of November.

8

Both dividends and capital gains distributions are automatically reinvested in additional full and fractional shares of the Fund. At your option, you may receive dividends or capital gain distributions in cash. You are notified of each dividend and capital gains distribution when paid. Returned dividend payments will be automatically redeposited into your account and reinvested in shares of the Fund; future dividends in such accounts will continue to be redeposited until the shareowner is located or the account is liquidated.

Tax Information

Any redemption, including exchanges and checks written by shareowners, constitutes a sale for federal income tax purposes, and investors may realize a capital gain or loss on the redemption.

Each January, the transfer agent reports to each shareowner (consolidated by taxpayer ID) and to the IRS the amount of each redemption transaction and the amount of income dividends and capital gains distributions. Dividend amounts represent the proportionate share the shareowner is to report on a tax return for the year. The Fund expects that its distributions will consist primarily of tax-exempt income dividends, but it may invest a portion of its assets in securities that generate income dividends that are not exempt from federal or Idaho income tax. Income dividends exempt from federal tax maybe subject to state and local income. Any capital gains distributed by the Fund may be taxable. Fund distributions, whether paid in cash or invested in additional shares of the Fund, may be subject to income taxes.

Frequent Trading Policy

The Fund is intended for long-term investment and does not permit rapid trading. It has adopted a Frequent Trading Policy that attempts to identify and limit rapid trading. Rapid trading may lead to higher portfolio turnover, which may negatively affect performance or increase costs, thereby adversely affecting other shareowners.

To the extent possible, the Fund monitors trading in Fund shares in an effort to identify trading patterns that appear to indicate frequent purchases and redemptions that might violate the Frequent Trading Policy. If the Fund, the transfer agent, or the Fund's manager, based on information available to it, believes that it has identified a pattern of such trading (whether directly, through the Fund, indirectly through an intermediary, or otherwise), it may, in its sole discretion, temporarily or permanently bar future purchases of shares of the Fund (or any other fund managed by the adviser) by the account holder, or any accounts under common control (such as those advised by an investment manager or any other type of adviser or asset allocator).

In making such a judgment, factors considered may include the size of the trades, the frequency and pattern of trades, the methods used to communicate orders, and other factors considered relevant.

Although this process involves judgments that are inherently subjective, the Fund seeks to make decisions that are consistent with the interests of the Fund's shareowners. The Fund reserves the right to refuse or revoke any purchase order for any reason the Fund, the transfer agent or the Fund's manager believes to be contrary to the Frequent Trading Policy.

Shares held less than 90 calendar days will be assessed a 2% early redemption fee (payable to the Fund).

The Fund often receives orders through financial intermediaries who trade Fund shares through omnibus accounts (i.e., a single account in which the transactions of individual shareowners are combined). When possible, the Fund obtains contractual agreements with intermediaries to enforce the Fund's redemption policies, and relies on intermediaries to have reasonable procedures in place to detect and prevent market timing of Fund shares. The Fund cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy or that should incur the 2% redemption fee, through intermediaries or omnibus accounts. Some intermediaries trade shares of several funds and cannot always enforce the Fund's policies.

If you purchase shares through an intermediary, the Fund may not have your account information. If so, you must contact your intermediary to perform Fund transactions. Investors should be aware that intermediaries might have policies different than the Fund's policies regarding trading and redemptions, and these may be in addition to or in place of the Fund's policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator or other intermediary.

Exemptions

The Fund may exempt certain transactions from the 2% redemption fee. These exemptions include:

  Emergency situations (such as death or disability)
  Reinvestment of dividends or distributions
  Involuntary distributions
  Systematic withdrawal plans

The Fund's Statement of Additional Information contains further details about exemptions.

9

Financial Highlights

This table is to help you understand the Fund's financial performance. The top section reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait, Weller & Baker LLP, independent registered public accounting firm for the Fund, audited this information. Their report and the Fund's financial statements are in the Fund's annual report (available for free download from www.idahotaxexemptfund.com or upon request by calling 800/SATURNA).

	For Year Ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2009	2008	2007	2006	2005
Net asset value at beginning of year	$4.94	$5.30	$5.32	$5.27	$5.39
Income from investment operations
Net investment income	$0.17	$0.18	0.18	0.18	0.19
Net gains (losses) on securities (both realized and unrealized)	0.49	(0.36)	(0.02)	0.06	(0.10)
Total from investment operations	0.66	(0.18)	0.16	0.24	0.09
Less distributions
Dividends (from net investment income)	(0.17)	(0.18)	(0.18)	(0.18)	(0.19)
Distributions (from capital gains)	-	-	-	(0.01)	(0.02)
Total distributions	(0.17)	(0.18)	(0.18)	(0.19)	(0.21)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	0.00²

Net asset value at end of year	$5.43	$4.94	$5.30	$5.32	$5.27

Total return	13.46%	(3.36)%	3.02%	4.66%	1.66%

Ratios / supplemental data
Net assets ($000), end of year	$14,610	$11,774	$10,016	$8,783	$8,531
Ratio of expenses to average net assets
Before custodian credits	0.85%	0.77%	0.89%	0.87%	0.91%
After custodian credits	0.84%	0.76%	0.87%	0.83%	0.88%
Ratio of net investment income after custodian credits to average net assets	3.19%	3.51%	3.35%	3.40%	3.58%
Portfolio turnover rate	3%	7%	6%	24%	21%
¹Early redemption fee adopted March 29, 2005	²Amount is less than $0.01

10

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11

Additional information about the Fund's investments is available in the Fund's annual and semi-annual shareowner reports. The Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. A Statement of Additional Information contains additional information, and is incorporated in this Prospectus by reference. To request a free copy of the Statement of Additional Information, any reports or other information associated with Idaho Tax-Exempt Fund, and to make shareowner inquiries, please contact us at:

Saturna Capital Corporation
1300 N. State St., Bellingham, WA 98225
800-SATURNA [800-728-8762]
www.saturna.com
www.idahotaxexemptfund.com

The Statement of Additional Information, the Annual and Semi-Annual Reports, this Prospectus and other documents are available to download from our website, www.idahotaxexemptfund.com and/or from your financial intermediary.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington DC (call 202-551-8090 for information). Reports and other information about the Fund are also available on the SEC's EDGAR database (http://www.sec.gov) and copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-1520 or sending email to publicinfo@sec.gov.

Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.

Saturna Capital (logo omitted)
1300 N. State Street
Bellingham, WA 98225
800/SATURNA
www.saturna.com

Saturna Investment Trust's Investment Company Act file number is 811-05071.

PART B

STATEMENT OF ADDITIONAL INFORMATION

SATURNA INVESTMENT TRUST
1300 N. State Street
Bellingham, Washington 98225
360/734-9900
800/SATURNA

Sextant Mutual Funds

Statement of Additional Information

Growth	International	Core	Short-Term Bond	Bond Income
SSGFX	SSIFX	SCORX	STBFX	SBIFX

March 30, 2010

Sextant Growth Fund, Sextant International Fund, the Sextant Core Fund, the Sextant Short-Term Bond Fund, and the Sextant Bond Income Fund (each a "Fund" and, collectively, the "Funds") are series of Saturna Investment Trust (the ("Trust").

This Statement of Additional Information is not a Prospectus. It merely furnishes additional information concerning the Sextant Growth Fund, the Sextant International Fund, the Sextant Core Fund, the Sextant Short-Term Bond Fund, and the Sextant Bond Income Fund that is not included in the Prospectus. It should be read in conjunction with the Prospectus.

The Trust's Annual Report to shareowners for the Funds dated November 30, 2009, accompanying notes and Report of Independent Registered Public Accounting Firm appearing in the Annual Report are incorporated by reference and made a part of this Statement of Additional Information.

You may obtain a Prospectus dated March 30, 2010 and shareowner Annual and Semi-Annual Reports without charge by writing to the address shown above, calling toll-free to 800/728-8762, and at www.sextantmutualfunds.com.

History of the Funds

Saturna Investment Trust (the "Trust") is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust's name was changed to Northwest Investors Trust on October 12, 1990. In connection with the formation of the Sextant Funds, the Trust's name was changed to Saturna Investment Trust on September 28, 1995.

The Trust has six separate Funds, five of which are offered as the Sextant Funds through a single Prospectus and this Statement of Additional Information:

  Sextant Growth Fund (commenced operation as an equity fund December 30, 1990, known as Northwest Growth Fund until September 28, 1995, when the investment objective of only Northwest stocks was changed),
  Sextant International Fund (commenced operation September 28, 1995),
  Sextant Core Fund (commenced operation March 30, 2007)
  Sextant Short-Term Bond Fund (commenced operation September 28, 1995), and
  Sextant Bond Income Fund (commenced operation March 2, 1993, known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State municipal bonds was changed).

The sixth Fund, Idaho Tax-Exempt Fund, is offered through a separate Prospectus and Statement of Additional Information.

Fund Descriptions, Investments and Risks

Classification

Saturna Investment Trust is a "series trust" that currently offers five Sextant "open-end diversified management investment companies" to investors.

Investment Strategies and Risks

The Prospectus describes the principal investment strategies and risks of those strategies.

Investing in securities entails both market risk and risk of price variation in individual securities. This is true even for debt securities issued by the U.S. Government. By diversifying its investments, each Fund may reduce the risk associated with owning one or a few individual securities. There is no assurance that any Fund will achieve its investment objectives.

Sextant Growth Fund seeks long-term growth by investing primarily in common stocks. It may invest in securities convertible into common stocks and preferred stocks, and in other securities that are suited to the Fund's investment objectives. The Fund ordinarily does not invest in non-convertible debt securities.

The Growth Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Although the Fund invests principally in securities of U.S. issuers, it may invest up to 5% of its total assets (valued at the time of investment) in foreign equity securities traded in or outside the U.S. (See Risks in Foreign Securities, below.)

Sextant International Fund invests at least 65% of its total assets (taken at market value at time of investment) in foreign securities (securities of non-U.S. issuers), primarily common stocks, and American Depositary Receipts. The Fund ordinarily invests in securities of at least three countries outside the U.S.

The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. These factors may be particularly applicable in smaller or emerging foreign markets. To reduce risk, the International Fund follows a value investment style and favors equities of larger, more seasoned companies.

The Fund diversifies its investments among several countries and does not concentrate in any particular industry. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends throughout the world. The adviser considers the relative political and economic stability of a

2	Sextant Mutual Funds Statement of Additional Information	March 30, 2010

company's countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (such as Canada, Japan and the United Kingdom), in less developed markets (for example, Mexico), and in emerging markets (for example, Peru).

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.

The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thereby reducing the net amount of income available for distribution to the Fund's shareowners. A shareowner otherwise subject to U.S. federal income taxes may, subject to various limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

Risks in Foreign Securities: Investors should understand and carefully consider the risks involved in foreign investing. Investing in foreign securities or instruments involves risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, brokers; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform trading practices; less liquidity or greater price volatility in foreign markets; possible imposition of foreign taxes; or less advantageous legal, operational, and financial protections applicable to foreign custodial arrangements. Governments worldwide could affect investments by expropriation or confiscatory taxation, seizure or nationalization of bank deposits or other assets, establishment of exchange controls, adoption of anti-business restrictions, or adverse political, social or diplomatic developments.

Sextant Core Fund seeks long-term capital appreciation and capital preservation. The Fund invests in a mix of common stocks and other equity securities, plus bonds and other debt securities including short-term (money market) instruments. The stocks in the Core Fund are generally issues included in the Sextant Growth and International Funds. The Core Fund's bond issues are selected using the same investment parameters that apply to Bond Income and Short-Term Bond Funds. Under normal circumstances, the Core Fund invests approximately 40% of its assets in equities of U.S. companies, 20% in foreign equities, 25% in investment-grade debt securities (those rated BBB or higher, including government and convertible bonds) with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash. (For a more complete description of "bond", refer to the discussion of bonds contained in the following section discussing policies of the Sextant Bond Funds.) To reduce risk, the Core Fund follows a value investment style, favoring income-producing securities and those of larger, more seasoned companies.

Sextant Short-Term Bond Fund invests primarily in marketable short-term bond securities. Under normal circumstances, the Fund's dollar-weighted average effective maturity does not exceed three years.

Sextant Bond Income Fund invests primarily in marketable long-term bond securities. As an operating policy that may be changed by the Board of Trustees, under normal circumstances the Fund maintains a dollar-weighted average effective maturity (the sum of the market value of each bond times its number of years to anticipated maturity, divided by the portfolio's total market value) in excess of ten years.

The risks and investment returns offered in these Bond Funds depend primarily on the terms and quality of the obligations in each Fund's portfolio, as well as on market conditions. Interest rate fluctuations affect a Fund's net asset value, but not the income received by the Fund from its portfolio securities. However, because prices and yields on debt securities vary over time, no specific yield on shares of a Fund can be assured.

The "effective maturity" of a debt instrument is the weighted average period over which the Adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to mortgage-backed securities such as GNMA securities, the effective maturity is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, the effective maturity is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. During periods of rising interest rates, the effective maturity of mortgage backed securities and callable obligations may increase substantially because they become less likely to be prepaid, which may result in greater net asset value fluctuation.

Under normal circumstances, each of the Bond Funds invests at least 80% of its assets (net assets plus any borrowings for investment purposes, taken at market value at the time of investment) in "bonds," meaning:

  Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in U.S. dollars, rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, or Baa) or by Standard & Poor's Corporation ("S&P") (AAA, AA, A, or BBB);
  U.S. Government Securities;
  Commercial paper rated Prime-1 by Moody's or A-1
March 30, 2010	Sextant Mutual Funds Statement of Additional Information	3

by S&P at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated Aa or better by Moody's or AA or better by S&P; and

  Bank obligations, including repurchase agreements of banks, having total assets in excess of $1 billion.

These Funds may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities). However, the Funds may not invest in a security rated at time of purchase below the fourth highest grade assigned by Moody's (Baa) or S&P (BBB). Debt rated Baa or BBB is considered "medium grade," though still generally accepted as investment grade.

U.S. Government Securities include: (i) bills, notes, bonds and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U.S. Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. U.S. Government Securities are generally accepted as being among the safest debt securities with respect to the timely payment of principal and interest (but not any premium paid on their purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and the securities' values fluctuate.

Among the Government Securities the Funds may purchase are those issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and other agencies. Securities such as these represent an interest in a pool of mortgages insured in whole or in part by other agencies or the U.S. Treasury, depending on the terms of the issue.

These "mortgage-backed" debt securities are entitled to interest and principal payments on mortgages in the pool as they are paid. During periods of declining interest rates there is an increased likelihood that these mortgages will be prepaid, resulting in a loss of the benefit of holding the instrument to full term, and loss of any premium the Fund may have paid to buy the security.

The Funds may also invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features.

Medium grade (Baa or BBB) debt securities are obligations of issuers with less capacity to pay interest and repay principal than those rated more highly. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience more difficulty in servicing their principal and interest payment obligations.

Some issuers of debt securities choose not to have their securities rated by a rating service. The Funds may invest in unrated securities that in the adviser's opinion are comparable to securities having at least a medium grade rating and are suitable for investment by the Funds. In selecting investments, the adviser makes it own judgements and does not rely on rating agencies.

Fund Policies

The investment objectives of each Fund are described in the Prospectus and cannot be changed without approval by vote of a majority of the outstanding shares of that Fund.

Investment Restrictions

In addition to the restrictions stated in the Prospectus, the Funds shall not purchase securities on margin or sell securities short or purchase or write put or call options; purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); nor invest in oil, gas or other mineral exploration leases and programs. The Funds shall not make loans to others, except for (i) the purchase of debt securities, or (ii) the entering into of repurchase agreements. The Funds shall not invest in securities so as to not comply with Subchapter M of the Internal Revenue Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund's total assets is represented by (i) cash and cash items, government securities, and securities of other regulated investment companies, and (ii) other securities, except that with respect to any one issuer in an amount more than 5% of either Fund's total assets, and no more than 10% of the Fund's voting securities of any one issuer. In addition, the Funds shall not purchase real estate; real estate limited partnerships (excepting master limited partnerships that are publicly traded on a national security exchange or NASDAQ's National Market System); commodities or commodity contracts; issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; nor act as a securities underwriter except that they may purchase securities directly from the issuer for investment purposes. Also, no Fund shall purchase or retain securities of any issuer if the officers or trustees of the Trust or its adviser own more than one-half of one percent of the securities of such issuer; invest in any company for the purpose of management or exercising control. No Fund shall invest in the securities of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization or by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission.

4	Sextant Mutual Funds Statement of Additional Information	March 30, 2010

No Fund shall purchase securities of any issuer in excess of 5% of the Fund's total assets or purchase more than 10% of the outstanding voting securities of any issuer; or concentrate its investments in a single industry beyond 25% of the total value of the Fund; or invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation. No Fund purchases securities if it has outstanding borrowings exceeding 5% of its net assets. No Fund's investments in warrants, valued at the lower of cost or market, shall exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired in units or attached to securities may be deemed to be without value. Notwithstanding the above, the Funds may purchase securities pursuant to the exercise of subscription rights, provided that such purchase does not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareowners at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Funds' interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Funds may not always realize the full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Funds' portfolio securities with the result that the Fund would be forced to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

Investment objectives and certain policies of each of the Funds may not be changed without the prior approval of the holders of the majority of the outstanding shares of the respective Fund. Objectives and policies which are considered fundamental and subject to change only by prior approval of the shareowners include: (1) the primary and any secondary investment objectives; (2) for the Bond Income and Short-Term Bond Funds, the 80% of assets minimum investment in bonds; (3) the classification of the Funds as an open-end management company and the sub-classification of each of the Funds as a diversified company; and (4) the policies listed here under "Investment Restrictions."

Temporary Defensive Position

When the adviser considers a temporary defensive investment position advisable, any Sextant Fund may invest without limitation in high-quality corporate debt obligations or U.S. government obligations or hold cash or cash equivalents.

Portfolio Turnover

The Funds place no restrictions on portfolio turnover and the Funds will buy or sell investments according to the adviser's appraisal of the factors affecting the market and the economy. For the fiscal year ended November 30, 2009, Sextant Core Fund experienced an elevated portfolio turnover rate of 40%, but not because of a change in portfolio management. Rather the higher turnover was related to an unusually large redemption, which was followed shortly by a large share purchase. The adviser does not anticipate significant variation to the portfolio turnover rate experienced in the past.

Portfolio Information

The Funds publish their complete portfolio holdings online after each month-end (www.sextantmutualfunds.com). They publish annual and semi-annual reports containing portfolio holdings. They file periodic reports with the SEC containing portfolio holdings, which may be published online. They may provide dealers, financial services and reporters with month-end portfolio holdings. The Funds only disclose month-end portfolio holdings. No other disclosures are made. No person associated with the Funds receives compensation in connection with disclosures of portfolio information. Information about open trades, strategies, and investment programs is proprietary information of the adviser and kept confidential.

Management of the Funds

Board of Trustees

A Board of five Trustees supervises the Funds: Nicholas Kaiser, John E. Love, Gary A. Goldfogel, Herbert G. Grubel, and Ronald H. Fielding. The Trustees establish policies, as well as review and approve the Funds' investment advisory contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution and serve on any committees of the Trust. Four Trustees are Independent, having no relationship with the Adviser or its affiliates, and solely consider the interests of shareowners.

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time. An Audit Committee operating under a specific charter meets to select the independent registered public accounting firm and review all audit reports. The Board has a Nominating Committee, which will consider shareowners for nominations who submit their written qualifications to the Secretary. The Audit Committee and Nominating Committee consist solely of disinterested Trustees and each held one meeting during the fiscal year.

Compensation

The Trust currently pays disinterested trustees $1,000 per meeting attended, plus $2,000 per year retainer, plus reimbursement of travel expenses (pro-rata to each Fund of the Trust). Trustees are also compensated for committee meetings and chairmanships. Mr. Kaiser receives no compensation from the Trust, nor are the other officers of the Trust paid for their duties with the Trust; except that Mr. Winship has been retained by the Trust as Chief Compliance Officer, for which he is compensated. Table 2 provides the total compensation paid trustees for the fiscal year ended November 30, 2009.

March 30, 2010	Sextant Mutual Funds Statement of Additional Information	5

Table 1: Management Information
Name, Address, and Age	Position(s) Held with Trust	Principal Occupation(s) during past 5 years	Dollar Range in Funds of Saturna Investment Trust	Number of Portfolios in Saturna fund complex overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
John E. Love 1002 Spokane Street Garfield, WA 99130 Age: 77	Independent Trustee since 1987; Independent Chairman	Owner, J.E. Love Co., (agricultural equipment manufacturer)	Growth: $10,001-50,000 International: over 100,000 Core: $10,001-50,000 Short-Term Bond: $50,001-100,000 Bond Income: $50,001-100,000	Six	None
Gary A. Goldfogel, MD 1500 N. State Street Bellingham, WA 98226 Age: 51	Independent Trustee since 1995	Medical Examiner (pathologist). Owner, Avocet Environmental Testing (laboratory)	Growth: over $100,000 International: over $100,000 Core: over $100,000 Bond Income: $50,001-100,000	Six	None
Herbert G. Grubel, PhD 125 West Second St. Apt. 1202 North Vancouver, BC Canada V7M 1C5 Age: 76	Independent Trustee since 2005	Senior Fellow, Fraser Institute; Professor (Emeritus) of Economics, Simon Fraser University; Author	Growth: $10,001-50,000	Nine	Amana Mutual Funds Trust
Ronald H. Fielding 42 Surfsong Rd. Kiawah Island, SC 29455 Age: 61	Independent Trustee since 2009	Retired (2009); Senior Vice President & Portfolio Manager, OppenheimerFunds Rochester Division	None	Six	None
Interested Trustee
Nicholas F. Kaiser, MBA* 1300 N. State Street Bellingham WA 98225 Age: 63	President and Trustee since 1990	Chairman (retired president 2009), Saturna Capital Corporation (the Trust's investment adviser)	Growth: over $100,000 International: over $100,000 Core: over $100,000 Short-Term Bond: over $100,000 Bond Income: over $100,000 Idaho Tax-Exempt: over $100,000	Nine	Amana Mutual Funds Trust
Officers Who Are Not Trustees
Phelps S. McIlvaine* 1300 N. State Street Bellingham, WA 98225 Age: 56	Vice President since 1994	Vice President, Saturna Capital Corporation (the Trust's investment adviser) Treasurer, Saturna Brokerage Services (the Trust's distributor)	Growth: $50,001-100,000 International: $50,001-100,000 Short-Term Bond: $10,001-50,000	N/A	N/A
Ethel B. Bartolome* 1300 N. State Street Bellingham, WA 98225 Age: 37	Secretary since 2001	Corporate Administrator, Saturna Capital Corporation (the Trust's investment adviser)	Growth: $1-10,000 International: $1-10,000 Core: $1-10,000	N/A	N/A
Christopher R. Fankhauser* 1300 N. State Street Bellingham, WA 98225 Age: 38	Treasurer since 2002	Chief Operations Officer, Saturna Capital Corporation (the Trust's investment adviser)	Growth: $10,001-50,000 International: $10,001-50,000 Core: $1-10,000 Bond Income: $1-10,000 Short-Term Bond: $1-10,000	N/A	N/A
James D. Winship* 1300 North State Street Bellingham, WA 98226 Age: 62	Chief Compliance Officer since 2004	Attorney; Chief Compliance Officer, Saturna Capital and Funds; General Counsel, Saturna Capital	Growth: $10,001-50,000 International: $50,001-100,000 Core: $1-10,000	N/A	N/A

*Messrs. Kaiser, McIlvaine, Fankhauser, Winship, and Mrs. Bartolome are "interested persons" of the Trust as officers and/or employees of the adviser, Saturna Capital Corporation. Messrs. Kaiser, Fankhauser, and Winship and Mrs. Bartolome hold the same positions with Amana Mutual Funds Trust, which has three Fund portfolios, and is also managed by Saturna Capital Corporation.

Table 2: Trustee Compensation for Fiscal Year ended Nov. 30, 2009
Name of Person; Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
John E. Love; Trustee, Chairman	$4,300	$0	$0	$4,300
John S. Moore; Trustee (retired)	$4,300	$0	$0	$4,300
Gary A. Goldfogel; Trustee	$3,800	$0	$0	$3,800
Herbert G. Grubel; Trustee	$3,800	$0	$0	$3,800
Ronald H. Fielding; Trustee	$0	$0	$0	$0
Nicholas F. Kaiser; Trustee	$0	$0	$0	$0

6	Sextant Mutual Funds Statement of Additional Information	March 30, 2010

Code of Ethics

The Trust, its investment adviser Saturna Capital Corporation, and its principal underwriter Saturna Brokerage Services, have adopted a common Code of Ethics under Rule 17j-1 of the Investment Company Act and Rule 204a-1 of the Investment Advisers Act. The Code permits personnel subject to the Code (as defined in the Code) to invest in securities, including common stocks and mutual funds. To prevent conflicts of interest, the Code includes restrictions on investing in common stocks that may be purchased by the Funds. A copy of the Code is available without charge by contacting the Trust or Saturna Capital Corporation, and at www.sextantmutualfunds.com.

Proxy Voting Policies

The proxy voting guidelines below summarize Saturna Capital's positions on various issues of concern to investors, and give a general indication of how portfolio securities held in advisory accounts, such as the Funds, will be voted on proposals dealing with particular issues.

The proxy voting guidelines are just that — guidelines. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when the adviser may not vote in strict adherence to these guidelines. Regardless of these guidelines, the adviser will always attempt to vote consistent with specific investment objectives and policies of the Funds.

Saturna Capital's investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders. Voting proxies is a responsibility of a Fund's portfolio manager.

These guidelines are reviewed and approved annually by the Trustees. The portfolio manager will refer all issues where there could be a conflict of interest (e.g., a familial or business relationship with company management) or uncertainty of direction to the Trustees for resolution. Disclosure of the proxy voting record is a responsibility of the Trust's secretary. After June 30, information as filed on Form N-PX regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling Saturna Capital at 800/SATURNA; (2) through the Trust's website at www.sextantmutualfunds.com; and (3) on the SEC's website at www.sec.gov.

By the following general categories, absent special circumstances, proxies will be voted:

  Governance

  For proposals calling for a majority of the directors to be independent of management.
  For proposals seeking to increase the independence of board nominating, audit, and compensation committees.
  In accordance with the recommendation of the company's board of directors on all shareholder proposals, except it will vote for shareholder proposals that are consistent with these proxy voting guidelines.
  For the election of the company's nominees for director, except it will withhold votes for nominees it considers insufficiently committed or competent.
  Against proposals to elect directors on a staggered schedule.

  Business Transactions

  On a case-by-case basis on board-approved proposals to effect acquisitions, mergers, reincorporations, reorganizations, and other transactions.
  Against proposals to adopt anti-takeover measures.
  On a case-by-case basis on proposals to amend a company's charter or bylaws.
  Against authorization to transact other unidentified, substantive business at the meeting.

  Capitalization

  On a case-by-case basis on board-approved proposals involving changes to a company's capitalization, except it will normally vote:
  For proposals relating to the authorization of additional common stock.
  For proposals to effect stock splits.
  For proposals authorizing share repurchase programs.

  Executive Compensation

  On a case-by-case basis on board-approved proposals relating to executive compensation.
  For compensation programs that relate executive compensation to a company's long-term performance.
  For stock option plans unless they could result in massive dilution or have other provisions clearly not in the interest of existing shareholders.

Table 3: Officers and Trustees Ownership of Trust Shares¹
Fund:	Shares Owned:	Percentage of Outstanding:
Growth Fund	111,804	8.3%
International Fund	194,671	2.8%
Core Fund	208,906	48.0%
Short-Term Bond Fund	169,256	21.2%
Bond Income Fund	165,500	20.8%

¹As of December 31, 2009, officers and Trustees (plus affiliated family members and entities), as a group, own the above shares of the Funds.

March 30, 2010	Sextant Mutual Funds Statement of Additional Information	7

Principal Holders of Securities

As of March 1, 2010 the following are the only persons known to the Trust to be the beneficial owner of more than five percent of any Fund:

Table 4: Principal Holders of Securities
	Name and Address	Shares	Percentage
Growth Fund	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	237,956	18.05%
	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	192,025	14.56%
	Estate of Helen F. Schloerb P.O. Box 9623 North Amherst, MA 01059-9623	112,699	8.54%
International Fund	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	3,422,847	44.95%
	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	2,505,129	32.90%
Core Fund	Saturna Capital Corporation 1300 North State Street Bellingham, WA 98225	75,724	16.65%
	Morton D. Hurt 14535 190th NE Woodinville, WA 98072	65,972	14.50%
	Nicholas F. Kaiser 1300 North State Street Bellingham, WA 98225	59,203	13.01%
	Roger A. Barnhart, MD 3017 Vining Street Bellingham, WA 98226	31,085	6.83%
Short-Term Bond Fund	Saturna Capital Corporation 1300 North State Street Bellingham, WA 98225	106,372	12.09%
	Bellingham Anesthesia Associates FBO Dr. Peter Telfer 2152 Dellesta Drive Bellingham, WA 98226	88,272	10.03%
	Thomas B. Callender 605 Briar Road Bellingham, WA 98225-7813	50,757	5.76%
	Brian N. Oliver 2965 Haxton Way Bellingham, WA 98226	48,502	5.51%
	Estate of Helen F. Schloerb P.O. Box 9623 North Amherst, MA 01059-9623	46,123	5.24%
Bond Income Fund	Saturna Capital Corporation 1300 North State Street Bellingham, WA 98225	121,723	14.06%
	Estate of Helen F. Schloerb P.O. Box 9623 North Amherst, MA 01059-9623	93,846	10.84%
	David K. Heaps 1401 W. Holly Street #201 Bellingham, WA 98225	61,027	7.05%
	John E. Love 1002 Spokane St. Garfield, WA 99130	54,153	6.25%
	Bellingham Anesthesia Associates FBO Dr. Peter Telfer 2152 Dellesta Drive Bellingham, WA 98226	47,251	5.45%
	Frederick M. Graham & Mary J. Graham JTWROS 10732 E. Meadowhill Dr. Scottsdale, AZ 85255	47,165	5.44%

8	Sextant Mutual Funds Statement of Additional Information	March 30, 2010

Investment Advisory & Other Services

Investment Adviser and Administrator

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the Investment Adviser and Administrator (the "adviser") for the Funds. Saturna Capital is also the Funds' shareowner servicing agent. Mr. Nicholas Kaiser, chairman of the board of Saturna Capital, through his ownership of 88% of its voting stock, is the controlling person of the adviser. Mr. Kaiser is also a Trustee and President of Saturna Investment Trust, and the principal portfolio manager of the Growth and International Funds. Mr. Phelps McIlvaine is the principal portfolio manager of the Short-Term Bond and Bond Income Funds, and Vice President, shareowner and member of the board of the adviser. Mr. Peter Nielsen is primary portfolio manager of the Core Fund and Senior Investment Analyst for the adviser.

A discussion of the Trustees' approval of the continuance of the investment advisory and administration agreements is available in the Trust's November 30, 2009 annual report.

Advisory Fee

Each of the Sextant Funds monthly pays the adviser an Advisory and Administrative Services Fee (the "Base Fee"). The Base Fee covers certain administrative services such as portfolio accounting, shareowner and financial reporting, shareowner servicing, and transfer agency services. The Base Fee is also compensation for portfolio management, advice and recommendations on securities to be purchased, held or sold. The Base Fee is computed at the annual rate of 0.60% of average daily net assets of each Fund, and is paid monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund.

Performance adjustment for Sextant Growth Fund, Sextant International Fund and Sextant Core Fund:

  For each month in which any of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% based on the Fund's average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

Performance adjustment for Sextant Bond Income Fund and Sextant Short-Term Bond Fund:

  For each month in which either of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% based on the Fund's average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

Total return investment performance as calculated and published by Morningstar™, Inc. for each Sextant Fund Morningstar™ category is used as the benchmark for comparison purposes. The categories currently assigned by Morningstar™ are:

  Growth Fund: "Large Growth Funds"
  International Fund: "Foreign Large Blend Funds"
  Core Fund: "Moderate Allocation Funds"
  Bond Income Fund: "Intermediate-Term Bond Funds"
  Short-Term Bond Fund: "Short-Term Bond Funds"
Table 5: Advisory Fee Structure
	Base Fee annual rate	Performance Adjustment annual rate
		<1% more or less than benchmark	1-2% more or less than benchmark	2-4% more or less than benchmark	>4% more or less than benchmark
Growth Fund, International Fund & Core Fund	0.60%	0.00%	+/- 0.10%	+/- 0.20%	+/- 0.30%
Short-Term Bond Fund & Bond Income Fund	0.60%	0.00%	+/- 0.10%	+/- 0.20%	+/- 0.20%

Table 6: Advisory Fees Paid To Saturna Capital For The Last Three Fiscal Years¹
	2009	2008	2007
Growth Fund	$130,509	$93,090	$72,132
International Fund	$451,165	$130,024	$75,059
Core Fund	$29,660	$28,134	$12,874
Short-Term Bond Fund	$(53)	$(1,371)	$(4,693)
Bond Income Fund	$(2,068)	$4,182	$1,423
¹After performance adjustments and expense limitations

March 30, 2010	Sextant Mutual Funds Statement of Additional Information	9

The Adviser waives its investment advisory and administrative fee for either bond fund completely so long as assets of that Fund are less than $2 million.

Portfolio Managers

All Saturna Capital employees, including Nicholas Kaiser, Phelps McIlvaine, Peter Nielsen and other portfolio managers, are paid an annual salary, as set by the board of Saturna Capital. The board also pays bonuses that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As owners of shares and/or options of Saturna Capital Corporation, Messrs. Kaiser, McIlvaine and Nielsen may benefit from any increase in its value per share that might result from its operations or profits. They may also receive dividends on shares of Saturna Capital. All Saturna Capital employees are eligible for a retirement plan, health and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are paid a monthly bonus (which may be shared with other employees) when a fund achieves an overall rating of 4 or 5 stars from Morningstar. The bonus is 1% of the adviser's net monthly fee (which is based on both assets and performance) for a 4-star rating, and 2% of the monthly fee for a 5-star rating.

Saturna's portfolio managers manage multiple accounts, including mutual funds and separate accounts for individuals, investment partnerships, pension funds and charities. Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. The management of multiple accounts may give rise to potential conflicts of interest when the accounts have similar or different objectives, benchmarks, time horizons and fees because the portfolio manager must allocate his time and investment ideas across multiple accounts. Consequently a manager may purchase (or sell) a security for one account and not for another. The adviser has adopted policies designed to fairly allocate securities purchased or sold on an aggregated basis. Transactions executed for one account may adversely affect the value of securities held by other accounts. Securities selected for some accounts may outperform the securities selected for others. Through an arrangement with Saturna Brokerage Services, accounts presently trade securities at zero commission, eliminating a potential conflict. Personal accounts may give rise to potential conflicts of interest although portfolio managers rarely trade for their own accounts; trading in personal accounts is restricted by Saturna's Code of Ethics. A portfolio manager's compensation plan may give rise to potential conflicts of interest. To reduce this risk, mutual fund portfolio managers' account performance bonus depends upon the fund's overall Morningstar™ rating, which derives from investment results over the last three, five and ten years. A manager's compensation tends to increase with assets under management, which in turn may increase the value of Saturna Capital Corporation.

The dollar range of equity securities owned in each Fund by Mr. Kaiser and Mr. McIlvaine is shown in Table 1. Mr. Nielsen owns Sextant Core Fund shares in the dollar range of $10,001 to $50,000. Saturna Capital Corporation owns more than $100,000 of each Fund of Saturna Investment Trust.

Shareowner Services

Under the Advisory agreement, Saturna Capital also provides services as the transfer agent and dividend-paying agent for the Funds. As transfer agent, Saturna furnishes to each shareowner a statement after each transaction, an historical statement at the end of each year showing all transactions during the year, and Form 1099 tax forms. Saturna also, on behalf of the Funds, responds to shareowners' questions or correspondence. Furthermore, the transfer agent regularly furnishes the Funds with current shareowner lists and information necessary to keep the shares in balance with the Funds' records. The transfer agent performs the mailing of all financial statements, notices and prospectuses to shareowners. These transfer agent services are included in the Base Fee.

Beginning March 1, 2009, Saturna Trust Company, a separate wholly-owned subsidiary of Saturna Capital, began receiving compensation for maintaining records of contributions, disbursements and assets as required for IRAs and other qualified retirement accounts. A fee of $10 per account for retirement plan services is paid by the Funds to Saturna Trust Company.

Table 7: Portfolio Managers
	Nicholas Kaiser	Phelps McIlvaine	Peter Nielsen
Trust portfolios served as primary manager (assets):	Sextant Growth Fund ($22,078,895) ¹ Sextant International Fund ($100,743,212) ¹	Sextant Bond Income Fund ($3,895,089) ¹ Sextant Short-Term Bond Fund ($4,085,782) ¹ Idaho Tax-Exempt Fund ($14,575,949)	Sextant Core Fund ($4,206,992) ¹
Other investment company portfolios served as primary manager (assets):	Amana Growth Fund ($1,533,021,151) Amana Income Fund ($1,039,358,132) Amana Dev. World Fund ($4,855,512)	None	None
Other pooled investment vehicles served as primary manager (assets):	Two ($16,772,849) ¹	None	None
Other accounts (assets):	Twenty-three ($14,577,437)	Two ($3,672,172)	None
¹Assets as of Dec. 31, 2009 managed with a performance fee

10	Sextant Mutual Funds Statement of Additional Information	March 30, 2010

Rule 12b-1 Plan

Effective October 2, 2006, the Trust entered into a distribution agreement under Rule 12b-1 with the Distributor (see Principal Underwriter), pursuant to which the Distributor acts as principal underwriter of Fund shares for sale to the public. This Rule 12b-1 distribution plan provides that the Funds shall pay the Distributor a monthly fee at the rate of 0.25% annually of their average daily net assets to finance activities that support the sales of Fund shares, including distribution of Fund shares, and to furnish services to shareowners. The Distributor may use all or any portion of the fee for activities that the Distributor determines to be reasonably calculated to result in sales of Fund Shares. The Plan was adopted by the Core Fund and ratified by shareowners on March 12, 2007, to be effective at the time of the Fund's first public offering of its shares.

The Trust does not participate in any joint distribution activities with another investment company, but does allocate the Rule 12b-1 expenses between the Sextant Funds based on relative net asset size. The plan is intended to provide the Distributor additional flexibility and resources to attract new investors and retain existing shareowners. A stable or growing portfolio with reduced redemptions may spread fixed costs across a wider base, and increase investment efficiency. There is no assurance that these events will occur.

No Trustee who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the plan or related agreements, but Mr. Nicholas Kaiser and other employees of Saturna Capital may be considered to receive indirect financial benefits from the operation of the plan insofar as the plan grows Trust assets and the fees paid Saturna Capital.

Under the distribution plan, the Distributor has entered into selling agreements with a number of financial intermediaries, such as brokers, financial advisers, banks, plan administrators and others.

During the period ended November 30, 2009, the Trust paid the Distributor $234,086. The Distributor spent the following amounts on these principal activities:

Advertising:	$15,217
Printing and mailing of prospectuses to other than current shareowners:	$19,462
Compensation to underwriters:	$10,493
Compensation to broker-dealers:	$206,285

A portion of the above expenses were paid by the adviser out of its own resources and not as an additional charge to any Fund. These expenses include payments to selected brokers, dealers, or other financial intermediaries, including plan administrators (collectively, "intermediaries") in connection with the sale and/or distribution of a Fund's shares or the retention and/or servicing of fund shareowners. This compensation by the adviser could be characterized as "revenue sharing." For more information, please see "Revenue Sharing."

Custodian

PFPC Trust, 301 Bellevue Parkway, Wilmington, Delaware, 19809 is the custodian of the Funds. The custodian holds all securities and cash, settles all Fund portfolio securities transactions, receives (on behalf of the Funds) the money from sale of shares, and on order of the Funds, pays the authorized expenses of the Funds. When investors redeem Fund shares, the proceeds are paid to the shareowner from an account at the custodian bank.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, 1818 Market Street Suite, 2400 Philadelphia, PA 19103 is the independent registered public accounting firm for the Funds. The accountants conduct an annual audit of the Funds as of November 30 each year, prepare the tax returns of the Funds and assist the Adviser in various accounting matters throughout the year.

Principal Underwriter

The adviser's wholly-owned subsidiary, Saturna Brokerage Services, Inc., ("Distributor") 1300 N. State Street, Bellingham, WA 98225 is a discount brokerage firm and member of the Financial Industry Regulatory Authority.

Mr. Monem Salam, a vice president of Saturna Capital, is President of Saturna Brokerage Services, Inc. All employees of the Distributor are also employees of the adviser.

Effective October 2, 2006, the Funds began operating under a Rule 12b-1 distribution plan. The Plan was adopted by the Core Fund and ratified by shareowners on March 12, 2007, to be effective at the time of the Fund's first public offering of its shares. The Distributor acts as principal underwriter of Fund shares for sale to the public. The distribution plan provides that the Funds shall pay a fee at the annual rate of 0.25% of average daily net assets to the Distributor monthly to finance activities that support the sales of Fund shares, including distribution of Fund shares, and to furnish services to shareowners.

Table 8: Commissions Paid To Saturna Brokerage Services
	2009	2008	2007	% of 2009 aggregate brokerage commissions paid Saturna Brokerage	% of 2009 aggregate dollar amount of transactions involving the payment of commissions through Saturna Brokerage
Sextant Growth Fund	$0	$0	$0	0%	0%
Sextant International Fund	$0	$0	$0	0%	0%
Sextant Core Fund	$0	$0	$0	0%	0%
Sextant Short-Term Bond Fund	$0	$0	$0	0%	0%
Sextant Bond Income Fund	$0	$0	$0	0%	0%

March 30, 2010	Sextant Mutual Funds Statement of Additional Information	11

Under the distribution agreement, the Distributor is not required to sell a certain number of shares. The offering of shares by the Distributor is continuous.

Brokerage Allocation

The placing of purchase and sale orders as well as the negotiation of commissions is performed by the adviser and is reviewed by the Board of Trustees. Although it is permitted to do so, the Adviser does not allocate brokerage to any broker in return for research or services.

The primary consideration in effecting securities transactions for the Funds is to obtain the best price and execution which in the judgment of the adviser is attainable at the time and which would bring the best net overall economic result to a Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency, and cooperation with which the transaction is effected, the expediency of making settlement and the financial strength and stability of the broker. The adviser may negotiate commissions at a rate in excess of the amount another broker would have charged if it determines in good faith that the overall net economic result is favorable to the Fund, and is not required to execute trades in "over-the-counter" securities with primary market-makers if similar terms are available elsewhere. The adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by similar mutual funds for comparable services.

When consistent with best execution, brokerage is primarily directed to Saturna Brokerage Services, Inc., a wholly-owned subsidiary of the adviser, which engages in a discount brokerage business. Saturna Brokerage Services currently executes portfolio transactions for the Trust for free (no commissions). Should any change occur in this policy, shareowners would be notified.

The Trustees review brokerage activity in detail at each regular meeting. Meetings are held on a quarterly schedule. Table 8, on the previous page, contains the commissions each Fund paid Saturna Brokerage for each of the last three fiscal years.

Capital Stock

Each Fund of Saturna Investment Trust is divided into shares of beneficial interest. The shares of each separate Fund of the Trust have equal voting rights. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote. All shares are fully paid, non-assessable, transferable and with rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such purposes as electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. All dividends and distributions for each Fund shall be distributed to shareowners in proportion to the number of shares owned.

The Trust is organized as a "series" investment company. Each Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses and liabilities. Each Fund conducts separate voting on issues relating solely to that Fund, except as required by the Investment Company Act.

Purchase, Redemption and Pricing of Shares

See Purchase and Sale of Fund Shares in the Prospectus for an explanation about the ways to purchase or redeem shares. Both purchases and redemptions are made at net asset value per share. A 2% early redemption fee may apply as explained in the Funds' prospectus.

Price

Price (net asset value) per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The daily price is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. See the balance sheet in the Annual Report or Semi-Annual Report for a specimen sheet showing how the Funds calculate net asset value, which is the price used for both purchase and redemption of shares. Also see the Prospectus for additional information about the computation of net asset value.

Pricing of Foreign Equity Securities

Foreign securities traded outside the U.S. are valued on the basis of their most recent closing market prices at 4 p.m. EST.

Foreign markets may close before the time at which the Funds' prices are determined. Because of this, events occurring after the close of a foreign market and before the determination of the Funds' NAVs may have a material effect on some or all of the Funds' foreign securities. To account for this the Funds may use independent pricing services for valuation of their securities.

In developing valuations for such securities, the independent pricing services review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Funds may also fair value securities in other situations, for example, when a particular foreign market

12	Sextant Mutual Funds Statement of Additional Information	March 30, 2010

is closed but the fund is open.

The Funds routinely compare closing market prices, the next day's opening prices in the same markets, and adjusted prices and other factors they believe are relevant for such testing. Other mutual funds may adjust the prices of their securities by different amounts.

Exchanges

In addition to normal purchases or redemptions, the shares of the Funds may be exchanged for shares of other funds managed by Saturna Capital. Exchanges will be made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privileges. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Early Redemption Fee Waiver

The 2% early redemption fee on Fund shares held less than 90 calendar days or less is normally waived for non-participant directed, involuntary and or non-discretionary transactions. Early redemption fees are due and payable to the Fund regardless of dollar amount.

Orders Placed Directly With The Funds

Common reasons for this waiver for transactions processed directly include:

Corrections
Reinvested dividends
Death distributions
Disability distributions
Retirement plan required minimum distributions
Involuntary distributions required by employer decisions to change a plan
Systematic withdrawal plans
Automated asset rebalancing programs
WRAP program distributions
Participant contribution distributions

Shares redeemed as part of a defined contribution retirement plan participant-directed distribution including, but not limited to, the following examples:

Death distributions
Qualified Domestic Relations Orders (QDROs)
Shares redeemed as part of a retirement plan termination or restructuring
Shares transferred from one retirement plan to another plan in the same fund
Shares redeemed by shareowner to cover various plan fees
Excess contributions corrections
Forfeiture, or terminated employee distributions
Rollover Contributions
Other Involuntary Distributions

The following transactions are not exempt from the early redemption fee:

In Service Distributions
Hardship Distributions
Loan Distributions
Redemption Fees applied to Fund of Funds Transactions

Fund/SERV Order Processing

Waivers to early redemption fees prior to the end of the 90-day holding period apply to orders transmitted to the transfer agent through DTCC's Fund/SERV order processing system. Those circumstances under which a waiver may or may not be granted are described using the Fund/SERV transaction and reason codes listed below.

Fund/SERV Reason Codes	Fund Waiver Policy
(1) Corrections Waiver	Yes
(2) Death Waiver	Yes
(3) Disability Waiver	Yes
(4) Mandatory/ Qualified Distribution Waiver	Yes
(5) Systematic Withdrawal Plan Waiver	Yes
(6) Defined Contribution Waiver	Yes
(7) Hardship Waiver	No
(8) Auto Rebalance Waiver	Yes
(9) Defined Contribution Plans
a. Termination Waiver	Yes
b. Involuntary Distribution Waiver	Yes
c. Loan Distribution Waiver	No
d. Excess Contribution Waiver	Yes
e. WRAP Program Distribution	Yes
f. Fund of Funds	No
g. Divorce	Yes
h. Plan Fees	Yes
(10) Reinvested Shares Waiver	Yes
(11) Exchange Buy Waiver	No
(12) Exchange Buy Aging Date Waiver	No
(13) Aging Start Date Waiver	No
(14) Eligible Transaction Waiver	No

Intermediary Processing

Investors should be aware that intermediaries might have policies different than the Funds' policies regarding trading and redemptions, and these may be in addition to or in place of the Funds' policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator or other intermediary.

Taxation of the Funds

Saturna Investment Trust is organized as a "series" investment company. Each Fund of the Trust is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that Fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the Adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses, and liabilities. Each Fund of the Trust conducts separate voting on issues relating solely to that fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of each Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.

March 30, 2010	Sextant Mutual Funds Statement of Additional Information	13

Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as they have since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies (Subchapter M), which relieve mutual funds of federal income taxes on the amounts so distributed.

At November 30, 2009, the Funds had the following amounts of capital loss carryforwards, subject to regulation:

Carryforward	Expiration
Short-Term Bond
$4,422	2012
6,540	2013
10,899	2014
10,255	2016
$32,116

Bond Income
$14,253	2010
14,375	2014
4,203	2015
29,521	2016
20,467	2017
$82,819

Core
$74,883	2016
62,995	2017
$137,878

Growth
$108,384	2016
568,894	2017
$677,278

International
$51,076	2016
315,079	2017
$366,155

Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

If shareowners do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, the transfer agent is required to withhold 28% of income. Dividends and capital gains distributions to shareowners who are nonresident aliens may be subject to a 30% United States foreign withholding tax under the existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. If the IRS determines that a Fund should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.

Revenue Sharing

Revenue sharing payments are made by the adviser and its affiliates and are in addition to any distribution or service fees payable under the Funds' Rule 12b-1 plan that are generally payable to intermediaries. These payments might be in return for activities including, but not limited to, (i) providing administrative services (including recordkeeping, reporting, and processing services), (ii) providing personnel and facilities to establish and maintain accounts for Fund investors, (iii) answering questions from and distributing materials to Fund investors, and (iv) assisting in transactions with the Funds.

The adviser also may make revenue sharing payments to intermediaries for providing the fund with "shelf space" or access to a third-party platform or fund offering list or other marketing programs including, without limitation, (i) inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other sales programs; (ii) granting the Distributor access to the intermediary's sales force; (iii) granting the Distributor access to the intermediary's conferences and meetings; (iv) assistance in training and educating the intermediary's personnel; and (v) obtaining other forms of marketing support.

Revenue sharing payments made to an intermediary generally are a percentage of the value of Fund shares associated with the intermediary's activities as described above, but may include one or more lump sums or other form of payment.

The amount of these revenue sharing payments is determined at the discretion of the adviser and its affiliates, including the Distributor, from time to time. Revenue sharing payments may be substantial, and may be different for different intermediaries based on, for example, the nature of the services provided by the intermediary. Receipt of, or the prospect of receiving, this additional compensation may influence an intermediary's recommendation of the Funds. Investors should review their intermediary's compensation disclosure and/or contact the intermediary to obtain more information on how this compensation may have influenced the intermediary's recommendation of the Funds.

14	Sextant Mutual Funds Statement of Additional Information	March 30, 2010

Financial Statements

The most recent audited annual report accompanies this Statement of Additional Information.

Annual Financial Statements

There is incorporated into this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended November 30, 2009:

  Report of Tait, Weller& Baker LLP Independent Registered Public Accounting Firm.
  Statement of Assets and Liabilities — as of November 30, 2009.
  Statement of Operations — year ended November 30, 2009.
  Statements of Changes in Net Assets — years ended November 30, 2009, and 2008.
  Investments — as of November 30, 2009.
  Notes to Financial Statements.
March 30, 2010	Sextant Mutual Funds Statement of Additional Information	15

SATURNA INVESTMENT TRUST
1300 N. State Street
Bellingham, Washington 98225
360-734-9900
800/SATURNA

Idaho Tax-Exempt Fund

Ticker Symbol: NITEX

Statement of Additional Information

March 30, 2010

Idaho Tax-Exempt Fund (the "Fund") is a series of Saturna Investment Trust (the "Trust").

This Statement of Additional Information is not a Prospectus. It merely furnishes additional information concerning the Idaho Tax-Exempt Fund that is not included in the Prospectus. It should be read in conjunction with the Prospectus.

The Trust's Annual Report to shareowners for the Fund dated November 30, 2009, accompanying notes and Report of Independent Registered Public Accounting Firm appearing in the Annual Report, are incorporated by reference and made a part of this Statement of Additional Information.

You may obtain a Prospectus dated March 30, 2010 and shareowner Annual and Semi-Annual reports without charge by writing to the address shown above, calling toll-free to 888/732-6262, and at www.idahotaxexemptfund.com.

History of the Fund

Saturna Investment Trust (the "Trust") is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust's name was changed to Northwest Investors Trust on October 12, 1990. Most recently, in connection with the formation of the Sextant Funds, the Trust's name was changed to Saturna Investment Trust on September 28, 1995.

The Trust has six separate Funds, one of which is offered through a Prospectus and this Statement of Additional Information: Idaho Tax-Exempt Fund (commenced operation September 4, 1987). The other five Sextant Funds are offered through a separate Prospectus and Statement of Additional Information.

Fund Descriptions, Investments and Risks

Classification

Saturna Investment Trust is a "series trust" that presently offers the Idaho Tax-Exempt Fund, an "open-end diversified investment management company" to investors. The Fund invests in debt securities issued by the State of Idaho and its political subdivisions. Such an investment concentration can present special benefits and risks.

Investment Strategies

The Prospectus describes the principal investment strategies and risks of those strategies.

The adviser may direct investments in other tax-exempt investment companies which do not concentrate their investments in Idaho bonds, but nevertheless yield income which is exempt from both Federal income and alternative minimum taxation. Such income may be taxable at the state level. It is the policy of the Fund not to devote more than 5% of its total assets to any one investment company, nor to devote greater than 10% of its total assets to investments in investment companies generally. It is anticipated that shares of such investment companies may be obtained by an affiliated broker/dealer, Saturna Brokerage Services (the "Distributor"), which has agreed to act as agent for the Fund and not charge a commission or receive any compensation on purchases of securities made on behalf of the Fund. The purchase of securities of other investment companies may result in the Fund's shareowners paying investment advisory fees twice on the same assets.

Non-Rated Bonds. The adviser believes that many of the debt securities issued by the State of Idaho or its political subdivisions, agencies or instrumentalities are small issues in total dollars, and are typically issued by smaller communities or instrumentalities to obtain capital. Because of the small size

2	Idaho Tax-Exempt Fund	Statement of Additional Information	March 30, 2010

of such issues, the expense of obtaining a rating for the issued obligation (bond) is typically not undertaken. Without a rating, investors must rely solely on their own analysis and investigation to determine investment risk and worth of such bonds. Since the cost of such analysis and investigation is typically not considered warranted due to the size of such issues, despite a higher return typically available from such non-rated bonds, issues of non-rated bonds generally do not have a trading market consisting of as many dealers as comparable rated issuers. Occasionally, the financial institution lending the funds to a municipality receives the bond and holds it until maturity. As a result, although trading markets exist for non-rated bonds, generally the number of dealers participating in the market are fewer than that which exists for rated bonds. Although all bonds are traded on the basis of dealers' perception of credit-worthiness, a non-rated bond having greater recognition among dealers will have a market consisting of a greater number of dealers than will the market for a bond not having as great a recognition. The adviser anticipates that investment in non-rated bonds will occur only when the adviser believes the credit of the issuer of such non-rated bonds is such so as to warrant an investment without unreasonable risk to the preservation of capital and which is sufficiently recognized among the market dealers so as to provide ready marketability of the investment.

The adviser believes that there exist bonds that constitute good investments that will promote the investment objectives of the Fund. Purchases of bonds on behalf of the Fund may be made directly from the issuer. Some purchases are by sealed bid, with the entire issue being awarded to the lowest interest rate that is bid. Most issuers are willing to negotiate a rate directly with the managing underwriter and/or purchaser. In this instance, the adviser will deal in good faith to arrive at a competitive rate.

In contemplating the rate at which to bid a bond, the adviser may consider the opinions and evaluations of independent broker/dealers specializing in Idaho municipal bonds. Such brokers may also be requested to render their opinions as to the value of the Fund's investment securities. The adviser may consider such evaluations and valuation services provided by such independent brokers in determining where it effects transactions in investment securities.

Investments. The Fund invests at least 40% of total assets in municipal securities rated "A" or better by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's ("S&P"). The Fund invests more heavily in rated bonds for various purposes, including (a) diversification or greater liquidity, (b) when the difference in returns between rated and non-rated bonds is not material, or (c) when interest rates are expected to increase.

Under normal circumstances the Fund may invest up to 60% of total assets in non-rated bonds only when the adviser believes the credit of the issuer warrants an investment without unreasonable risk to the preservation of capital and the bonds are sufficiently recognized among the market dealers so as to provide the ready marketability of the investment. The Fund employs the services of independent broker/dealers specializing in municipal bonds to assist the adviser in both (1) determining the purchase price of bonds and (2) validating bond prices used for net asset value computation purposes.

In evaluating bonds, the adviser analyzes the extent of investment risk by policies that include:

  The extent of unemployment within the assessment district for the issuer of a bond and the extent to which this may affect repayment of the bond at maturity;
  The extent to which the real property within the assessment district is owned by a small number of persons or entities and the relative economic strength of such persons or entities which may affect repayment of the bond at maturity;
  The financial position of Idaho and the political subdivision, including, but not limited to, the extent of its existing indebtedness.

These limitations and policies are considered primarily at the time of purchase. The sale of a bond is not mandated in the event of a subsequent change in circumstances. Indeed, bonds are commonly held until maturity, when the bond will be redeemed for its full face value, assuming no defaults. Nonetheless, bonds may be sold prior to maturity for various purposes, such as a desire for greater liquidity or to preserve capital.

The Fund invests predominantly in municipal obligations issued by the State of Idaho or its political subdivisions, agencies or instrumentalities ("Municipality"). These municipal obligations generally include Municipal bonds, Municipal notes, Municipal commercial paper, and any other obligation from which the payment of interest, in the opinion of the bond issuer's counsel, is exempt from Federal and Idaho State income tax. General descriptions of these investments are:

Municipal bonds are debt obligations issued to obtain funds for various public purposes such as construction of public facilities (e.g., airports, highways, bridges, and schools). Maturities of municipal bonds at the time of issuance may range from one year to 30 years or more.

Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of notes include tax, bond, and revenue anticipation notes and project notes.

Municipal commercial paper refers to short-term obligations of municipalities, which may be issued at a discount. Such paper is likely to be issued to meet seasonal working capital needs of the Municipality or interim construction financing. Municipal commercial paper is, in most cases, backed by letters of credit, lending agreements, note repurchase agreements, or other credit facility agreements offered by banks and other institutions.

March 30, 2010	Idaho Tax-Exempt Fund	Statement of Additional Information	3

Municipal notes and commercial paper obligations are usually issued in the following circumstances: (a) When borrowing is in anticipation of long-term financing, the paper is generally referred to as a bond anticipation note ("BAN"). Cities are authorized to issue revenue BANs. The maturity date cannot exceed five years from the date of issue. Payment can be extended for not more than three years from their maturity date. BANs are secured by income and revenues derived by the city from the project and from the sale of the revenue bonds in anticipation of which the notes are issued. (b) Borrowings to level temporary shortfalls in revenue occasioned by irregular receipts of taxes are generally referred to as tax anticipation notes ("TAN"). Taxing districts, including counties, any political subdivision of the state, any municipal corporation, school districts, any quasi-municipal corporation or any other public corporation authorized to levy taxes, are authorized to borrow money and issue a TAN. The TANs must mature no longer than one year from the date of issue and are issued in anticipation of collection of taxes in the current fiscal year. The taxing district is limited to an amount equal to 75% of the taxes levied in the current fiscal year and not yet collected. The full faith and credit of the taxing districts back TANs. The State of Idaho is also authorized to issue a TAN in anticipation of income or revenue from taxes, but is forbidden by its constitution to engage in deficit spending or long-term borrowing. The term of the obligation is the shorter of 12 months or to the end of the fiscal year. Likewise, the borrowed amount cannot exceed 75% of the income or revenue from taxes which the State tax commission or other tax collection agency certifies is reasonably anticipated to be collected during the current fiscal year.

Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Municipal bonds may be used to refund outstanding obligations, to obtain funds for general operating expenses, or for lending public or private institutions funds for the construction of educational facilities, hospitals, or housing, or for other public purposes. The two principal classifications of municipal bonds are general obligation and limited obligation (or revenue) bonds. Limited project bonds are known as local improvement district ("LID") bonds.

General obligation bonds ("GO Bonds") are those obligations of an issuer to which the full faith and credit of the municipality is pledged. The proceeds from GO Bonds are used for a wide variety of public uses, including, but not limited to, public facilities such as the structure or improvement of schools, highways, and roads, water and sewer systems, and facilities for a variety of public purposes. A GO Bond is paid from ad valorem property taxes or from other tax sources. Many types of obligations may be general obligations of a municipality whether or not they are incurred through the issuance of bonds. GO Bonds may be incurred in the form of a registered warrant, conditional sales contract, or other instrument in which an unconditional and unlimited promise to pay from ad valorem taxes is made.

Revenue bonds may be issued to fund a wide variety of revenue-producing capital projects including, but not limited to, electric, gas, water and sewer systems, highways, bridges, and tunnels, airport facilities, colleges and universities, hospitals, and health, convention, recreational, and housing facilities. Although the principal security of these bonds varies, generally, revenue bonds are payable from a debt service reserve fund, the cash for which is derived from the operation of the particular utility or enterprise. Revenue bonds are not general obligations. The revenues of the particular utility or system secure them. They can be issued by agencies of a state and can also be issued by political subdivisions including counties, cities, towns, water districts, sewer districts, irrigation districts, port districts, and housing authorities.

The Fund will invest in revenue bonds with a coverage factor between net revenue to the annual debt service of a minimum of 1 to 1.25. Only issues that have a debt service reserve fund balance equal to the average annual debt service will be purchased.

Local Improvement District ("LID") bonds are secured by assessments levied against the properties benefited by the improvements constructed with the proceeds of the bonds. This type of financing is available to counties, water and/or sewer districts, highway districts, irrigation districts, and cities. The property must be specially benefited by the improvements constructed out of the proceeds of the bonds, generally within a local improvement district.

Private Activity Bonds, including Industrial Development Bonds ("IDB"), are commonly issued by public authorities but generally are not secured by any taxing power. Rather, they are secured by the revenues derived from the lease or rental payments received from the industrial user, and the credit quality of such municipal bonds is usually directly related to the credit standing of the user of the facilities. Since 1986 there have been substantial limitations on new issues of municipal bonds to finance privately operated facilities. To the extent such municipal bonds would generate income that might be taxed under federal alternative minimum tax provisions, the Fund does not invest in Private Activity bonds. The Fund does not anticipate that greater than 5% of the Fund's total assets will be invested in Private Activity Bonds.

The Fund may purchase certain variable or floating rate obligations in which the interest rate is adjusted at predesignated periodic intervals (variable rate) or when there is a change in the market rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature that entitles the purchaser to demand prepayment of the principal amount prior to stated maturity. Also, the issuer may have a corresponding right to prepay the principal amount prior to maturity.

Risks

The value of Fund shares rises and falls as the value of the

4	Idaho Tax-Exempt Fund	Statement of Additional Information	March 30, 2010

bonds in which the Fund invests goes up and down. The risks inherent in the Fund depend primarily on the terms and quality of the obligations in the Fund's portfolio ("credit risk"), and on market conditions. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.

Credit risk is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk, making the value of that bond in the Fund's portfolio less. If a security held by the Fund defaults on payment of interest or principal, the Fund's income, ability to preserve capital, and liquidity would all be adversely affected. Bonds in the Fund's portfolio may be insured against the possibility of defaults, but the ability of bond insurers could be impaired, in whole or in part. In such a case, the value of such insurance would be reduced in value or of no value.

The Fund is also affected by market risk, which includes the probability that prices for bonds held by the Fund will increase or decrease as market prices change. For example, a general rise in interest rates usually will decrease bond prices, including those bonds in the Fund's portfolio. Lower interest rates can be expected to increase bond prices.

Market risk related to municipal bonds also entails changes in investor perceptions about the state or other entities issuing bonds. Investing only in Idaho bonds means the Fund has greater exposure to events in that State. Factors such as political, economic and financial trends in the State of Idaho will affect market prices for the Fund's holdings of Idaho issuers, regardless of the actions of the broader market for municipal bonds. Investor perceptions of those events will cause bonds in the Fund's portfolio to vary up and down.

Market risk also includes the concept of "liquidity," the ability of security holders to purchase and sell securities. Liquidity can relate to securities markets as a whole, or to the market for only one or a few types of securities. Should a market become "illiquid" (lose liquidity), the ability to purchase and sell securities disappears. Holders of securities that are illiquid may have little or no ability to dispose or purchase securities as desired. Adverse market conditions can cause investors to place a premium on highest quality liquid securities (such as U.S. Treasury securities), which can result in a relative increase in interest rates for other types of bonds. Bonds that are less liquid, such as municipal bonds, may be affected by material increases in the general level of risk aversion and any resulting decrease in liquidity for non-U.S. government obligations.

Fund Policies

Investment objectives and certain policies of the Fund may not be changed without the prior approval of the holders of the majority of the outstanding shares of the Fund. Objectives and policies which are considered fundamental and subject to change only by prior approval of the shareowners include: (1) the primary and secondary investment objectives; (2) the 80% of assets minimum investment in Idaho tax-exempt income securities; and (3) the policies listed under "Investment Restrictions."

Investment Restrictions

In addition to the restrictions stated in the Prospectus, the Fund shall not purchase securities on margin or sell securities short or purchase or write put or call options; purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); nor invest in oil, gas or other mineral exploration leases and programs. The Fund shall not make loans to others, except for the purchase of debt securities, or enter into repurchase agreements. The Fund shall not invest in securities so as to not comply with Subchapter M of the Internal Revenue Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund's total assets is represented by (i) cash and cash items, government securities, and securities of other regulated investment companies, and (ii) other securities, except that with respect to any one issuer in an amount more than 5% of either Fund's total assets, and no more than 10% of the Fund's voting securities of any one issuer. In addition, the Fund shall not purchase real estate; real estate limited partnerships; commodities or commodity contracts; issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; nor act as a securities underwriter except that they may purchase securities directly from the issuer for investment purposes. Also, the Fund shall not purchase or retain securities of any issuer if the officers or trustees of the Fund or its Adviser own more than one-half of one percent of the securities of such issuer; invest in any company for the purpose of management or exercising control. The Fund shall not purchase securities of any issuer in excess of 5% of the Fund's total assets or purchase more than 10% of the outstanding voting securities of any issuer; or concentrate its investments in a single industry beyond 25% of the total value of the Fund; or invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation.

Temporary Defensive Position

During uncertain market or economic conditions, the Idaho Tax-Exempt Fund may adopt a temporary defensive position and invest more than 20% of assets in cash or equivalents, government securities, unaffiliated money-market mutual funds, and other debt securities having an "A" rating or better. While such defensive investments may not contribute to the primary objective of tax-free income, they do assist the secondary objective of capital preservation.

March 30, 2010	Idaho Tax-Exempt Fund	Statement of Additional Information	5

Portfolio Turnover

The Fund places no restrictions on portfolio turnover and the Fund will buy or sell investments according to the adviser's appraisal of the factors affecting the market and the economy. The adviser does not anticipate significant variation from the relatively low portfolio turnover rates experienced in the past.

Portfolio Information

The Fund publishes its complete portfolio holdings online after each month-end (www.idahotaxexemptfund.com). It publishes annual and semi-annual reports containing portfolio holdings. It files periodic reports with the SEC containing portfolio holdings, which may be published online. The Fund may provide dealers, financial services and reporters with month-end portfolio holdings. The Fund only discloses month-end portfolio holdings. No other disclosures are made. No person associated with the Fund receives compensation in connection with disclosures of portfolio information. Information about open trades, strategies, and investment programs is proprietary information of the adviser and kept confidential.

Management of the Fund

Board of Trustees

A Board of five Trustees supervises the Funds: Nicholas Kaiser, John E. Love, Gary A. Goldfogel, Herbert G. Grubel, and Ronald H. Fielding. The Trustees establish policies, as well as review and approve the Fund's investment advisory contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution and serve on any committees of the Trust. Four Trustees are Independent, having no relationship with the adviser or its affiliates, and solely consider the interests of shareowners.

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time. An Audit Committee operating under a specific charter and consisting of the disinterested directors meets to select the independent registered public accounting firm and review all audit reports. The Audit Committee held one meeting during the fiscal year. The Board has a nominating committee, which will consider shareowners for nominations who submit their written qualifications to the Secretary.

Compensation

The Trust currently pays disinterested trustees $1000 per meeting attended, plus $2000 per year retainer, plus reimbursement of travel expenses (pro-rata to each Fund of the Trust). Trustees are also compensated for committee meetings and chairmanships. Mr. Kaiser receives no compensation from the Trust, nor are the other officers of the Trust paid for their duties with the Trust; except that Mr. Winship has been retained by the Trust as Chief Compliance Officer, for which he is compensated. Table 2 provides the total compensation paid trustees for the fiscal year ended November 30, 2009.

Code of Ethics

The Trust, its investment adviser Saturna Capital Corporation, and its principal underwriter Saturna Brokerage Services, have adopted a common Code of Ethics under Rule 17j-1 of the Investment Company Act and Rule 204a-1 of the Investment Advisers Act. The Code permits personnel subject to the Code (as defined in the Code) to invest in securities, including common stocks and mutual funds. To prevent conflicts of interest, the Code includes restrictions on the investing in common stocks that may be purchased by the Funds. A copy of the Code is available without charge by contacting the Trust or Saturna Capital Corporation.

6	Idaho Tax-Exempt Fund	Statement of Additional Information	March 30, 2010

Table 1: Management Information
Name, Address, and Age	Position(s) Held with Trust	Principal Occupation(s) during past 5 years	Dollar Range in Funds of Saturna Investment Trust	Number of Portfolios in Saturna fund complex overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
John E. Love 1002 Spokane Street Garfield, WA 99130 Age: 77	Independent Trustee since 1987; Independent Chairman	Owner, J.E. Love Co., (agricultural equipment manufacturer)	Growth: $10,001-50,000 International: over 100,000 Core: $10,001-50,000 Short-Term Bond: $50,001-100,000 Bond Income: $50,001-100,000	Six	None
Gary A. Goldfogel, MD 1500 N. State Street Bellingham, WA 98226 Age: 51	Independent Trustee since 1995	Medical Examiner (pathologist). Owner, Avocet Environmental Testing (laboratory)	Growth: over $100,000 International: over $100,000 Core: over $100,000 Bond Income: $50,001-100,000	Six	None
Herbert G. Grubel, PhD 125 West Second St. Apt. 1202 North Vancouver, BC Canada V7M 1C5 Age: 76	Independent Trustee since 2005	Senior Fellow, Fraser Institute; Professor (Emeritus) of Economics, Simon Fraser University; Author	Growth: $10,001-50,000	Nine	Amana Mutual Funds Trust
Ronald H. Fielding 42 Surfsong Rd. Kiawah Island, SC 29455 Age: 61	Independent Trustee since 2009	Retired (2009); Senior Vice President & Portfolio Manager, OppenheimerFunds Rochester Division	None	Six	None
Interested Trustee
Nicholas F. Kaiser, MBA* 1300 N. State Street Bellingham WA 98225 Age: 63	President and Trustee since 1990	Chairman (retired president 2009), Saturna Capital Corporation (the Trust's investment adviser)	Growth: over $100,000 International: over $100,000 Core: over $100,000 Short-Term Bond: over $100,000 Bond Income: over $100,000 Idaho Tax-Exempt: over $100,000	Nine	Amana Mutual Funds Trust
Officers Who Are Not Trustees
Phelps S. McIlvaine* 1300 N. State Street Bellingham, WA 98225 Age: 56	Vice President since 1994	Vice President, Saturna Capital Corporation (the Trust's investment adviser) Treasurer, Saturna Brokerage Services (the Trust's distributor)	Growth: $50,001-100,000 International: $50,001-100,000 Short-Term Bond: $10,001-50,000	N/A	N/A
Ethel B. Bartolome* 1300 N. State Street Bellingham, WA 98225 Age: 37	Secretary since 2001	Corporate Administrator, Saturna Capital Corporation (the Trust's investment adviser)	Growth: $1-10,000 International: $1-10,000 Core: $1-10,000	N/A	N/A
Christopher R. Fankhauser* 1300 N. State Street Bellingham, WA 98225 Age: 38	Treasurer since 2002	Chief Operations Officer, Saturna Capital Corporation (the Trust's investment adviser)	Growth: $10,001-50,000 International: $10,001-50,000 Core: $1-10,000 Bond Income: $1-10,000 Short-Term Bond: $1-10,000	N/A	N/A
James D. Winship* 1300 North State Street Bellingham, WA 98226 Age: 62	Chief Compliance Officer since 2004	Attorney; Chief Compliance Officer, Saturna Capital and Funds; General Counsel, Saturna Capital	Growth: $10,001-50,000 International: $50,001-100,000 Core: $1-10,000	N/A	N/A

*Messrs. Kaiser, McIlvaine, Fankhauser, Winship, and Mrs. Bartolome are "interested persons" of the Trust as officers and/or employees of the adviser, Saturna Capital Corporation. Messrs. Kaiser, Fankhauser, and Winship and Mrs. Bartolome hold the same positions with Amana Mutual Funds Trust, which has three Fund portfolios, and is also managed by Saturna Capital Corporation.

Table 2: Trustee Compensation for Fiscal Year ended Nov. 30, 2009
Name of Person; Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
John E. Love; Trustee, Chairman	$4,300	$0	$0	$4,300
John S. Moore; Trustee (retired)	$4,300	$0	$0	$4,300
Gary A. Goldfogel; Trustee	$3,800	$0	$0	$3,800
Herbert G. Grubel; Trustee	$3,800	$0	$0	$3,800
Ronald H. Fielding; Trustee	$0	$0	$0	$0
Nicholas F. Kaiser; Trustee	$0	$0	$0	$0

March 30, 2010	Idaho Tax-Exempt Fund	Statement of Additional Information	7

Principal Holders of Securities

As of March 1, 2010 the following are the only persons known to the Trust to be the beneficial owner of more than five percent of the Idaho Tax-Exempt Fund:

Table 3: Principal Holders of Securities as of Mar. 1, 2010
Name and Address	Shares	Percentage
Charles Schwab & Co., Inc. FBO Our Customers 101 Montgomery St. San Francisco, CA 94104	422,174	15.86%
Ameritrade Inc. FBO Our Customers P.O. Box 2226 Omaha, NE 68103-2226	391,665	14.72%
Max G. Gibson P.O. Box 858 Blackfoot, ID 83221	155,370	5.83%

As of Dec. 31, 2009, the officers and Trustees (plus affiliated family members and entities), as a group, owned 66,192 shares of Idaho Tax-Exempt Fund (2.5%).

Investment Advisory and Other Services

Investment Adviser and Administrator

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the Investment Adviser and Administrator (the "adviser") for the Fund. Saturna Capital is also the Fund's shareowner servicing agent. Mr. Nicholas Kaiser, chairman of the board of Saturna Capital, through his ownership of 88% of its voting stock, is the controlling person of the adviser. Mr. Phelps McIlvaine is the principal portfolio manager of the Idaho Tax-Exempt Fund, and a shareowner and member of the board of the adviser.

A discussion of the trustees' approval of the continuance of the investment advisory and administration agreements is available in the Trust's November 30, 2009 annual report.

Advisory Fee

The Fund is obligated to pay Saturna Capital monthly an advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets between $250 million and $1 billion, and .30% of assets in excess of $1 billion.

For each of the fiscal years ended November 30, 2007, 2008 and 2009, respectively, the advisory fees (after expense limitations) the Fund paid Saturna Capital were $46,122, $56,900 and $66,927 respectively. A discussion regarding the basis for the board of directors approving the investment advisory contract of the Fund is available in the Fund's annual or semi-annual report to shareowners, as applicable, and providing the period covered by the relevant annual or semi-annual report.

Portfolio Managers

All Saturna Capital employees, including Phelps McIlvaine and other portfolio managers, are paid an annual salary, as set by the board of Saturna Capital. The board also pays bonuses, that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As owners of shares and/or options of Saturna Capital Corporation, Mr. McIlvaine may benefit from any increase in its value per share that might result from its operations or profits. All Saturna Capital employees are eligible for a retirement plan, health and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are paid a monthly bonus (which may be shared with other employees) when a fund achieves an overall rating of 4 or 5 stars from Morningstar. The bonus is 1% of the adviser's net monthly fee (which is based on both assets and performance) for a 4-star rating, and 2% of the monthly fee for a 5-star rating.

In addition to managing the Fund, Mr. McIlvaine also manages two other mutual funds, Sextant Bond Income Fund and Sextant Short-Term Bond Fund, and 2 other accounts. Of these other accounts, none has a fee that is based on performance of the account.

Saturna's portfolio managers manage multiple accounts, including mutual funds and separate accounts for individuals, investment partnerships, pension funds and charities. Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. The management of multiple accounts may give rise to potential conflicts of interest whether the accounts have similar or different objectives, benchmarks, time horizons and fees because the portfolio manager must allocate his time and investment ideas across multiple accounts. Consequently a manager may purchase (or sell) a security for one account and not for another. The adviser has adopted policies designed to fairly allocate securities purchased or sold on an aggregated basis. Transactions executed for one account may adversely affect the value of securities held by other

Table 4: Portfolio Manager
Portfolio Manager:	Phelps McIlvaine
Trust portfolios served as primary manager (assets):	Sextant Bond Income Fund ($3,895,089) ¹ Sextant Short-Term Bond Fund ($4,085,782) ¹ Idaho Tax-Exempt Fund ($14,575,949)
Other investment company portfolios served as primary manager (assets):	None
Other pooled investment vehicles served as primary manager (assets):	None
Other accounts (assets):	Two ($3,672,172)
¹Assets as of Dec. 31, 2009 managed with a performance fee

8	Idaho Tax-Exempt Fund	Statement of Additional Information	March 30, 2010

accounts. Securities selected for some accounts will outperform the securities selected for others. Through an arrangement with Saturna Brokerage Services, accounts trade securities at zero commission, eliminating a potential conflict. Personal accounts may give rise to potential conflicts of interest although portfolio managers rarely trade for their own accounts; trading in personal accounts is restricted by Saturna's Code of Ethics. A portfolio manager's compensation plan may give rise to potential conflicts of interest. To reduce this risk, mutual fund portfolio managers' account performance bonus depends upon the fund's overall Morningstar rating, which derives from investment results over the last three, five and ten years. A manager's compensation tends to increase with assets under management, which in turn may increase the value of Saturna Capital Corporation.

Mr. McIlvaine owns no equity securities of Idaho Tax-Exempt Fund.

Shareowner Services

Under the advisory agreement, Saturna Capital also provides services as the transfer agent and dividend-paying agent for the Fund. As transfer agent, Saturna furnishes to each shareowner a statement after each transaction, an historical statement at the end of each year showing all transactions during the year, and any Form 1099 tax forms. Saturna also, on behalf of the Fund, responds to shareowners' questions or correspondence. Furthermore, the transfer agent regularly furnishes the Fund with current shareowner lists and information necessary to keep the shares in balance with the Fund's records. The transfer agent performs the mailing of financial statements, notices and prospectuses to shareowners.

For each of the fiscal years ended November 30, 2007, 2008 and 2009, respectively, the shareowner servicing fees (after expense limitations) the Fund paid Saturna Capital were $3,498; $3,348 and $3,449 respectively.

Custodian

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, Delaware, 19809 is the custodian of the Funds. The custodian holds all securities and cash, settles all Fund portfolio securities transactions, receives (on behalf of the Funds) the money from sale of shares, and on order of the Funds, pays the authorized expenses of the Funds. When investors redeem Fund shares, the proceeds are paid to the shareowner from an account at the custodian bank.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, 1818 Market Street Suite, 2400 Philadelphia, PA 19103 is the independent registered public accounting firm for the Fund. The accountants conduct an annual audit of the Fund as of November 30 each year, prepare the tax returns of the Fund and assist the adviser in various accounting matters throughout the year.

Principal Underwriter

The adviser's wholly-owned subsidiary, Saturna Brokerage Services, Inc., ("Distributor") 1300 N. State Street, Bellingham, WA 98225 is a discount brokerage firm and member of the Financial Industry Regulatory Authority (FINRA).

Mr. Monem Salam, a vice president of Saturna Capital, is President of Saturna Brokerage Services, Inc. All employees of the Distributor are also employees of the Adviser.

Under the distribution agreement, the Distributor is not required to sell a certain number of shares. The offering of shares by the Distributor is continuous.

Brokerage Allocation

For fiscal years 2007, 2008, and 2009, Idaho Tax-Exempt Fund paid no brokerage commissions.

Capital Stock

Each Fund of Saturna Investment Trust is divided into shares of beneficial interest. The shares of each separate Fund of the Trust have equal voting rights. On issues relating solely to Idaho Tax-Exempt Fund, only the shareowners of Idaho Tax-Exempt Fund are entitled to vote. All shares are fully paid, non-assessable, transferable and with rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such purposes as electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. All dividends and distributions for the Fund shall be distributed to shareowners in proportion to the number of shares owned.

Purchase, Redemption and Pricing of Shares

See Purchase and Sale of Fund Shares and Pricing of Fund Shares in the Prospectus for an explanation about the ways to purchase or redeem shares. Both purchases and redemptions are made at net asset value per share. A 2% fee may apply to redemptions of shares held less than 90 days.

Price

Price (net asset value) per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The daily price is determined for the Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Also see page 7 in the Prospectus for additional information about the computation of net asset

March 30, 2010	Idaho Tax-Exempt Fund	Statement of Additional Information	9

value.

The Fund's securities are valued using bid-side valuations provided by an independent service, using a matrix. The matrix considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon maturity, rating, trading activity, and market conditions. In the absence of a price from the service, securities are valued at their fair values determined in good faith under procedures adopted by the Board. Fair value pricing may result in a value that is different from a security's most recent closing price and prices used by other mutual funds to calculate their net asset values.

See the balance sheet in the Annual Report or Semi-Annual Report for a specimen sheet showing how the Fund calculates net asset value, which is the price used for both purchase and redemption of shares.

Exchanges

In addition to normal purchases or redemptions, the shares of the Fund may be exchanged for shares of other funds managed by Saturna Capital. Exchanges will be made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privileges. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Dividends

Returned dividend payments will be automatically redeposited into your account; future dividends in such accounts will continue to be redeposited until the shareowner is located or the account is liquidated.

Early Redemption Fee Waiver

The 2% early redemption fee on Fund shares held 90 days or less is normally waived for non-participant directed, involuntary and or non-discretionary transactions. Early redemption fees are due and payable to the Fund regardless of dollar amount.

Orders Placed Directly With The Funds

Common reasons for this waiver for transactions processed directly include:

Corrections
Reinvested Dividends
Death distributions
Disability distributions
Retirement plan required minimum distributions
Involuntary distributions required by employer decisions to change a plan
Systematic withdrawal plans
Automated asset rebalancing programs
WRAP program distributions
Participant contribution distributions

Shares redeemed as part of a defined contribution retirement plan participant-directed distribution including, but not limited to, the following examples:

Death distributions
Qualified Domestic Relations Orders (QDROs)
Shares redeemed as part of a retirement plan termination or restructuring
Shares transferred from one retirement plan to another plan in the same fund
Shares redeemed by shareowner to cover various plan fees
Excess contributions corrections
Forfeiture, or terminated employee distributions
Rollover Contributions
Other Involuntary Distributions

The following transactions are not exempt from the early redemption fee:

In Service Distributions
Hardship Distributions
Loan Distributions
Redemption Fees applied to Fund of Funds Transactions

Fund/SERV Order Processing

Waivers to early redemption fees prior to the end of the 90-day holding period apply to orders transmitted to the transfer agent through DTCC's Fund/SERV order processing system. Those circumstances under which a waiver may, or may not be granted, are described using the Fund/SERV transaction and reason codes listed below.

Fund/SERV Reason Codes	Fund Waiver Policy
(1) Corrections Waiver	Yes
(2) Death Waiver	Yes
(3) Disability Waiver	Yes
(4) Mandatory/ Qualified Distribution Waiver	Yes
(5) Systematic Withdrawal Plan Waiver	Yes
(6) Defined Contribution Waiver	Yes
(7) Hardship Waiver	No
(8) Auto Rebalance Waiver	Yes
(9) Defined Contribution Plans
a. Termination Waiver	Yes
b. Involuntary Distribution Waiver	Yes
c. Loan Distribution Waiver	No
d. Excess Contribution Waiver	Yes
e. WRAP Program Distribution	Yes
f. Fund of Funds	No
g. Divorce	Yes
h. Plan Fees	Yes
(10) Reinvested Shares Waiver	Yes
(11) Exchange Buy Waiver	No
(12) Exchange Buy Aging Date Waiver	No
(13) Aging Start Date Waiver	No
(14) Eligible Transaction Waiver	No

10	Idaho Tax-Exempt Fund	Statement of Additional Information	March 30, 2010

Intermediary Processing

Financial intermediaries holding shares on behalf of Fund shareowners via omnibus accounts may or may not offer early redemption fee waivers in accordance with this policy. Such indirect Fund shareowners are advised to contact their financial intermediary before early liquidation of shares to ascertain how the Fund's early redemption fee policy will be applied.

Taxation of the Fund

Saturna Investment Trust is organized as a "series" investment company. As one of the funds in the Trust, Idaho Tax-Exempt Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of the Fund may look only to the Fund for income, capital gain or loss, redemption, liquidation, or termination. The Fund has separate arrangements with the adviser. Assets of the Fund are segregated. The creditors and shareowners of the Fund are limited to the assets of the Fund for recovery of charges, expenses and liabilities. The Fund conducts separate voting on issues relating solely to the Fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of the Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from the Fund.

The Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as it has since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies (Subchapter M), which relieve mutual funds of federal income taxes on the amounts so distributed.

Interest received upon the obligations of the State of Idaho or political subdivisions thereof are exempt from income tax in the State of Idaho. An Idaho Income Tax ruling provides a pass-through of the tax-exempt character of interest received by a regulated investment company, such as the Idaho Tax-Exempt Fund, upon distribution to shareowners.

If shareowners do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, the transfer agent is required to withhold 28% of taxable income dividends. If the IRS determines that the Fund should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.

Financial Statements

The most recent audited annual report accompanies this Statement of Additional Information.

Annual Financial Statements

There is incorporated into this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended November 30, 2009, Filed as Exhibits hereto:

Report of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm.
Statement of Assets and Liabilities — as of November 30, 2009.
Statement of Operations — year ended November 30, 2009.
Statements of Changes in Net Assets — years ended November 30, 2009 and 2008.
Investments — as of November 30, 2009.
Notes to Financial Statements.

March 30, 2010	Idaho Tax-Exempt Fund	Statement of Additional Information	11

PART C

OTHER INFORMATION

Exhibits

Exhibits included with this filing:

Items marked with an asterisk (*) are incorporated by reference to exhibits previously filed with the Registration Statement for Saturna Investment Trust and amendments thereto.

(a) Articles of Incorporation

*(1) Agreement and Declaration of Trust of Northwest Investors Tax-Exempt Business Trust, filed February 20, 1987 with Secretary of State of Washington. Incorporated by Reference. Filed as Exhibit No. 1 to initial filing of Form N-1A in 1987. File No. 33-13247.

*(2) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, as adopted by resolution of the Board of Trustees on November 24, 1992, filed with the Secretary of State of Washington December 1, 1992. Incorporated by Reference. Filed as Exhibit No. 1(b) to Amendment No. 8 to Form N-1A dated December 21, 1992.

*(3) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, as adopted by resolution of the Board of Trustees on July 10, 1995. Incorporated by Reference. Filed as Exhibit No. 1-3 to Amendment No. 13 to Form N-1A dated July 11, 1995.

*(4) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, as adopted by vote of the shareholders on September 28, 1995. Filed as Exhibit No. 1-4 to Amendment No. 14 to Form N-1A dated March 29, 1996.

*(5) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, as adopted by the Board of Trustees December 20, 2006 and by shareowners on August 15, 2006. Filed as Exhibit No. EX-99.a to Amendment No. 28 to Form N-1A dated January 9, 2007.

(b) By-laws.

*Bylaws of Northwest Investors Trust, adopted by the Board of Trustees, July 21, 1992. Incorporated by Reference. Filed as Exhibit No. 2 to Amendment No. 8 to Form N-1A dated December 21, 1992.

(c) Instruments Defining Rights of Security Holders. Included in (a) and (b).

(d) Investment Advisory Contracts

*(1) Investment Advisory and Administrative Services Agreement for the series Sextant International Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. Filed as Exhibit No. 5-1 to Amendment No. 14 to Form N-1A dated March 29, 1996.

*(2) Investment Advisory and Administrative Services Agreement for the series Sextant Growth Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. Filed as Exhibit No. 5-2 to Amendment No. 14 to Form N-1A dated March 29, 1996.

*(3) Investment Advisory and Administrative Services Agreement for the series Sextant Bond Income Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. Filed as Exhibit No. 5-3 to Amendment No. 14 to Form N-1A dated March 29, 1996.

*(4) Investment Advisory and Administrative Services Agreement for the series Sextant Short-Term Bond Fund of Saturna Investment Trust, as approved by the Board of Trustees on July 10, 1995 and shareholders on September 28, 1995. Filed as Exhibit No. 5-4 to Amendment No. 14 to Form N-1A dated March 29, 1996.

*(5) Investment Advisory and Administrative Services Agreement for the series Sextant Core Fund of Saturna Investment Trust, as approved by the Board of Trustees on December 20, 2006, to be submitted to shareholders for approval following issuance of initial shares. Filed as Exhibit EX-99.d to Amendment No. 28 to Form N-1A dated January 9, 2007.

(e)* Underwriting Contracts.

Distribution Agreement adopted June 28th, 2006. Filed as Exhibit EX-99.e to Amendment No. 28 to Form N-1A dated January 9, 2007.

(f) Bonus or Profit Sharing Contracts. Not applicable.

(g) Custodian Agreements

*(1) Form of Custodian Agreement for each series of the Trust, between the Trust and National City Bank, Indiana. Filed as Exhibit No. 8-1 to Amendment No. 14 to Form N-1A dated March 29, 1996.

*(2) Form of Custodian Agreement for each series of the Trust, between the Trust and PNC Global Investment Servicing, Pennsylvania. Filed as Exhibit EX-99.g.

(h)* Other Material Contracts

*Transfer Agent Agreement for the Northwest Investors Trust between the Trust and Saturna Capital Corporation, dated October 12, 1990. Filed as Exhibit C to Proxy Statement dated September 21, 1990. File No. 33-13247.

(i) Legal opinions.

(1) Consent of Legal Counsel dated March 30, 2010 filed as Exhibit EX-23.

(j) Other opinions.

(1) Accountant's Consents dated March 30, 2010 filed as Exhibit EX-23.

*(2) Copies of Powers of Attorney of Trustees of Saturna Investment Trust filed as Exhibit EX-24 to Amendment No. 33 of Form N-1A dated January 29, 2010.

(k) Omitted Financial Statements. Not applicable.

(l)* Initial Capital Agreements.

Restricted stock purchase agreement between Saturna Investment Trust and Saturna Capital Corporation dated March 12, 2007 filed as Exhibit EX-99.l to Amendment No. 30 to Form N-1A dated March 30, 2007.

(m)* Rule 12(b)-1 Plan.

Rule 12(b)-1 Plan approved by Trustees on June 28, 2006 and adopted by shareowners on August 15, 2006. Filed as Exhibit No. EX-99.m to Amendment No. 28 to Form N-1A dated January 9, 2007.

(n) A Financial Data Schedule. Not applicable.

(o) Rule 18f-3 Plan. Not applicable.

(p) Code of Ethics

*(1) Code of Ethics dated March 2, 2006 filed as Exhibit EX-99.p to Amendment No. 26 of Form N-1A dated March 29, 2006.
*(2) Code of Ethics dated March 1, 2007 filed as Exhibit EX-99.p to Amendment No. 30 of Form N-1A dated March 30, 2007.
*(3) Code of Ethics dated March 1, 2008 filed as Exhibit EX-99.p. to Amendment No. 32 of Form N-1A dated March 27, 2009
*(4) Code of Ethics dated March 1, 2009 filed as Exhibit EX-99.p. to Amendment No. 33 of Form N-1A dated January 29, 2010.
(5) Code of Ethics dated March 1, 2010 filed as Exhibit EX.99.p.

Persons Controlled by or Under Common Control with Registrant

No person or persons are directly or indirectly controlled by or under common control with the Registrant.

Indemnification

There is no provision for indemnification of the officers and trustees of the Trust except as provided in the Agreement and Declaration of Trust of Saturna Investment Trust, which provisions are set forth below. The provisions of Article IV, Section 1 and Article XI of Trust of the Registrant previously filed as Exhibit 1 to this Registration Statement are incorporated herein by reference.

In the performance of his duties as Trustee, each Trustee shall not be personally liable to the Trust or its shareowners for any monetary damages for any breach of duty as a Trustee, provided that this limitation shall not be construed as limiting the liability of the Trustee for (l) any breach of the Trustee's duty of loyalty to the Trust or its shareowners, (2) acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, (3) for the unlawful payment of dividends or redemption of shares, or (4) for any transaction from which the Trustee derives an improper personal benefit.

The Trustees, officers, employees and agents of the Trust are indemnified by the Trust for the fines, judgments and costs of suit, with respect to actions brought against them in their capacity as agents of the Trust or against them on behalf of the Trust. However, no Trustee or officer will be protected from liability for acts of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Trust may purchase and maintain insurance on behalf of any current or past Trustee, officer, agent or employee against any liability asserted against such person or incurred by him by reason of such capacity or status, provided, that no such insurance may be maintained if such would indemnify such person for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Trustees, officers and agents of the Trust have no power to bind any past or present shareowner of any Fund of the Trust solely by reason that the shareowner is an owner of a beneficial interest in any Fund. Each such shareowner shall be entitled to indemnification from the Trust for any recovery against him solely by reason of his capacity and status as a shareowner.

The Trustees may provide in agreements of the Trust provisions setting forth, to the extent considered necessary, the limitations of liabilities of the Trust to the assets of shareowners, officers, agents and employees of the Trust. The Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Transfer Agent agreement of the Trust contain such a provision.

Business and Other Connections of Investment Adviser

The answer to this item is fully disclosed in Part A and Part B of the Form N-1A.

Principal Underwriters

The broker-dealer subsidiary of the adviser, Saturna Brokerage Services, Inc., acts for the Trust as "distributor," under authority of a Distribution Agreement adopted by the Trustees on June 20, 2006.

The Sextant Funds series of the Trust (excluding Idaho Tax-Exempt) have entered a Rule 12b-1 Distribution Plan approved by shareholders August 15, 2006 and effective October 2, 2006, pursuant to which each Sextant Fund pays the Distributor a monthly fee at the annual rate of .25%. The Distributor may use all or any portion of the fee for activities that the Distributor determines to be reasonably calculated to result in sales of Fund Shares.

Officers and employees of Saturna Brokerage Services, Inc. receive no compensation (salary or commissions) from Saturna Brokerage Services, Inc. The only compensation paid employees of Saturna Brokerage Services, Inc. or of Saturna Capital Corporation is salary and bonus.

Location of Accounts and Records

With the exception of those records maintained by the Custodian (PFPC Trust, 301 Bellevue Parkway, Wilmington, Delaware, 19809), all records of the Trust are physically in the possession of the Trust and maintained at the offices of Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225.

Management Services

There are no management-related contracts pursuant to which service is provided to the Trust other than those discussed in Parts A and B of this Form N-1A.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 30th day of March, 2010.

Registrant represents that this Amendment is filed solely for one or more of the purposes specified in Section (b)(1) of SEC Rule 485 (the "Rule") and that no material event requiring disclosure in the prospectus other than one listed in such Section (b)(1) or for which the Commission has approved a filing under paragraph (b)(1)(vii) of the Rule has occurred since the filing date of Registrant's Post-Effective Amendment No. 33 under section (a) the Rule.

SATURNA INVESTMENT TRUST

By /s/ Nicholas F. Kaiser
Nicholas F. Kaiser,
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Nicholas F. Kaiser Nicholas F. Kaiser	President; Trustee (Principal Executive Officer)	March 30, 2010
/s/ Christopher R. Fankhauser Christopher R. Fankhauser	Treasurer (Principal Financial Officer)	March 30, 2010
** John E. Love ** Ronald H. Fielding ** Gary A. Goldfogel ** Herbert G. Grubel ** By /s/ Nicholas F. Kaiser Nicholas F. Kaiser, Attorney-in-fact	All other Trustees	March 30, 2010

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